UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2021

Item 1. REPORTS TO STOCKHOLDERS.
[Annual Reports to be included here.]
Adaptive Funds

ANNUAL REPORT
For the Fiscal Year Ended May 31, 2021

Adaptive Fundamental Growth Fund
(Institutional Class, Class C, and Class A Shares)
Adaptive Hedged High Income Fund
(Institutional Class and Class C Shares)
Adaptive Hedged Multi-Asset Income Fund
(Institutional Class and Class C Shares)
Adaptive Tactical Outlook Fund
(Institutional Class, Class C, and Class A Shares)
Adaptive Tactical Rotation Fund
(Institutional Class, Class C, and Class A Shares)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The Adaptive Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Adaptive Funds, including their principals, and Capital Investment Group, Inc.

Table of Contents

Letter to Shareholders	……………………………………………………………………………………………………………	1
Adaptive Fundamental Growth Fund	……………………………………………………………………………………………………………	4
Adaptive Hedged High Income Fund	……………………………………………………………………………………………………………	18
Adaptive Hedged Multi-Asset Income Fund	……………………………………………………………………………………………………………	29
Adaptive Tactical Outlook Fund	……………………………………………………………………………………………………………	40
Adaptive Tactical Rotation Fund	……………………………………………………………………………………………………………	54
Notes to Financial Statements	……………………………………………………………………………………………………………	68
Report of Independent Registered Public Accounting Firm	……………………………………………………………………………………………………………	81
Additional Information	……………………………………………………………………………………………………………	83

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Adaptive Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at https://docs.nottinghamco.com/Adaptive or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Adaptive Funds:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Annual Letter to Shareholders
(Unaudited)

Dear Investor,
We appreciate the opportunity to present the annual report for the period ending May 31st, 2021
Macro Commentary
As we enter the mid-point of 2021 the equity markets have continued to rebound strongly from the March 2020 pandemic lows. The first half of 2021 has been characterized as the “Great Re-Opening” as consumer spending was back in full force with vaccines widely distributed with both the economy and employment showing strong signs of recovery. The equity markets have also returned to a lower volatility and risk on environment as the “Great Re-Opening” has been supportive of strong equity earnings, future earnings growth rates, and solid first half 2021 performance. The rapid economic growth combined with additional government stimulus may have potential inflationary pressures. The release of pent-up demand from the consumer, strong housing markets, and consequential supply chain disruptions has investors concerned about rising inflationary expectations. Existing home sales reached the highest level in fourteen years and at the end of May were up 44.64% year over year. Commodity prices have increased substantially in the first half of 2021 and CPI annual year over year was up +5%. The Federal Reserve has acknowledged the potential for rising inflation, but the Committee views recent price increases as transitory in nature and have maintained a zero-rate policy through the first half of 2021.
The equity markets will look to the second half of 2021 with tailwinds from economic reopening and global growth synchronized with US and European recoveries, and thus US and global equities should have some positive momentum in the second half of 2021. Also supportive of risk assets are additional fiscal stimulus and continued monetary support. The potential for additional fiscal stimulus in the form of infrastructure spending should create short to medium term economic growth. The Federal Reserve’s continued focus on its employment mandate and labor conditions post COVID, the Fed will likely only withdraw accommodation in response to substantial progress on their labor objectives or direct evidence of sustained inflation. Risks to this growth scenario will likely center around the release of pent-up demand and potential corporate pricing power leading cyclical inflationary pressures. Currently, the Fed’s expectations are the initial dislocations from reopening will recede and are only temporary. Additional risks to the global synchronized recovery are equity valuation metrics which are near all-time highs. The forward P/E for the S&P 500 over the next 12 months is 21.5x with the historical average of 16.3x. Higher interest rates also pose a risk to global recovery. Current US and global interest rates remain low, however if inflation continues and coincides with stronger than expected economic growth, the Fed may eventually tighten conditions sooner than forecasts are predicting.
With markets today surrounded with heightened inflationary risks, higher equity valuations, and potential US interest rate increases, in our view it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. The portfolio construction of our Adaptive equity and fixed income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events. Our goal is not to completely avoid downside in a severe bear market but have portfolios that can mitigate downside volatility. We believe risk management and the effective use of tactical portfolios will serve investors well and help them meet their goals.

Market and Fund Performance Recap
Recapping market performance as of May 31st, the S&P 500 is up +12.62% from the beginning of 2021, and on a total return basis, the Barclays U.S. Aggregate Bond index is down -2.29%. US small cap and mid cap equities have slightly outperformed large cap equities and value outperformed growth YTD. The YTD% returns for international developed markets have been positive also with the S&P Global BMI up +11.45% since the beginning of 2021 through the end of May. US High Yield corporate bonds continue to offer attractive income and yields with a positive YTD return. The BofA Merrill Lynch US High Yield Index was up +2.27% through the end of May.
The performance of each Adaptive Fund shown below has been impacted by many elements described in our commentary and the relative underperformance in Adaptive Fundamental Growth attributed to the US large cap growth sector underperforming the broad markets. Adaptive Tactical Rotation and Adaptive Tactical Outlook Funds had positioned portfolios more balanced among market cap, style, and sectors through May 31 and resulted in better relative performance. The Adaptive Hedged High Income and Adaptive Hedged Multi Asset Income Fund both have income components that contributed to their positive total returns. Given the ‘Risk On’ environment through May 31, 2021, Adaptive has not utilized hedges in any funds for downside protection so far in 2021.
Adaptive Fundamental Growth Fund
For the fiscal year ended May 31, 2021 in the Adaptive Fundamental Growth Fund, the return on the Institutional Class Shares was 31.15%, the return on the Class C Shares was 29.80%, and the return on the Class A Shares was 30.81%. This compares to 44.21% for the S&P Global Broad Market TR Index over the same period.  Derivatives were held in the portfolio early in the fiscal year and had a nominal negative impact to performance during the period the options were held.
Adaptive Hedged High Income Fund
For the fiscal year ended May 31, 2021 in the Adaptive Hedged High Income Fund, the return on the Institutional Class Shares was 9.82%, and the return on the Class C Shares was 8.58%.  This compares to 16.87% for the Barclays Capital Global High-Yield Index  over the same period.
Adaptive Hedged Multi Asset Income Fund
For the fiscal year ended May 31, 2021 in the Adaptive Hedged Multi Asset Income Fund, the return on the Institutional Class Shares was 3.29%, and the return on the Class C Shares was 2.48%. This compares to a
-0.40% for the Barclays Capital US Aggregate Bond Index over the same period.

Adaptive Tactical Outlook Fund
For the fiscal year ended May 31, 2021 in the Adaptive Tactical Outlook Fund, the return on the Institutional Class Shares was 27.11%, the return on the Class C Shares was 25.94%, and the return on the Class A Shares was 26.87%.  This compares to 40.32% for the S&P 500 Total Return Index over the same period.
Adaptive Tactical Rotation Fund
For the fiscal year ended May 31, 2021 in the Adaptive Tactical Rotation Fund, the return on the Institutional Class Shares was 29.80%, the return on the Class C Shares was 28.56%, and the return on the Class A Shares was 29.50%.  This compares to 40.32% for the S&P 500 Total Return Index over the same period.

Summary
Adaptive has designed our suite of products to be suitable for investors seeking the capture of positive performance in up markets along with the comfort of having expected downside protection built into each Fund offering to reduce asset loss in bear markets. Our Funds are built around the concept that investors can experience positive results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear during times of market duress. As markets climb higher and reach new all-time highs in 2021, our goal at Adaptive is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.

Thank you for the continued opportunity to serve you.

Greg Rutherford	Scott Wetherington
Adaptive Investments	Adaptive Investments

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Funds’ performance. (RCADP0721004)

Adaptive Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Fundamental Growth Fund - Institutional Class Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Institutional Class Shares	31.15%	12.12%	9.90%	10/17/13
S&P Global Broad Market TR Index	44.21%	14.61%	10.64%	N/A

				(Continued)

Adaptive Fundamental Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 17, 2013 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.48% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Fundamental Growth Fund - Class C Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Class C Shares	29.80%	11.00%	9.04%	11/04/13
S&P Global Broad Market TR Index	44.21%	14.61%	10.60%	N/A

			(Continued)

Adaptive Fundamental Growth Fund - Class C Shares

Performance Update (Unaudited)

For the period from November 4, 2013 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.48% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Fundamental Growth Fund - Class A Shares versus the S&P Global Broad Market TR Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2021	Year	Inception	Date
Class A Shares - No Sales Load	30.81%	7.03%	03/13/18
Class A Shares - 4.50% Maximum Sales Load	24.98%	5.91%	03/13/18
S&P Global Broad Market TR Index	44.21%	12.25%	N/A

		(Continued)

Adaptive Fundamental Growth Fund - Class A Shares

Performance Update (Unaudited)

For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.73% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Fundamental Growth Fund

Schedule of Investments
As of May 31, 2021
		Shares	Value (Note 1)

COMMON STOCKS - 86.83%
Communication Services - 10.90%
*	Alphabet, Inc. - Class C	733	$1,767,673
*	Facebook, Inc.	4,518	1,485,202
*	Netflix, Inc.	2,384	1,198,699
*	The Walt Disney Co.	8,881	1,586,591
			6,038,165
Consumer Discretionary - 12.34%
*	Amazon.com, Inc.	434	1,398,812
*	JD.com, Inc.	14,356	1,061,483
	NIKE, Inc.	9,756	1,331,304
	Starbucks Corp.	12,366	1,408,240
	The Home Depot, Inc.	5,132	1,636,646
			6,836,485
Financials - 10.07%
	MarketAxess Holdings, Inc.	2,579	1,203,207
	MSCI, Inc.	3,259	1,525,636
	S&P Global, Inc.	3,889	1,475,759
	Visa, Inc.	6,040	1,372,892
			5,577,494
Health Care - 14.72%
	Abbott Laboratories	10,784	1,257,953
	Danaher Corp.	6,028	1,544,012
*	Illumina, Inc.	2,237	907,417
	Merck & Co, Inc.	17,790	1,350,083
	UnitedHealth Group, Inc.	3,676	1,514,218
	Zoetis, Inc.	8,931	1,577,929
			8,151,612
Information Technology - 38.80%
	Accenture PLC	5,282	1,490,369
	Apple, Inc.	12,116	1,509,775
	Applied Materials, Inc.	10,637	1,469,289
*	Autodesk, Inc.	3,621	1,035,099
*	Fair Isaac Corp.	2,925	1,480,225
*	Fortinet, Inc.	8,516	1,861,087
	Intuit, Inc.	3,789	1,663,712
	Microsoft Corp.	5,458	1,362,753
	PayPal Holdings, Inc.	6,439	1,674,269
*	salesforce.com, Inc.	5,743	1,367,408
*	ServiceNow, Inc.	2,775	1,315,017
*	Shopify, Inc.	1,216	1,511,330
	Skyworks Solutions, Inc.	2,620	445,400
*	Square, Inc.	5,250	1,168,230
*	The Trade Desk, Inc.	2,591	1,523,871
*	Zoom Video Communications, Inc.	1,861	616,977
			21,494,811

	Total Common Stocks (Cost $38,995,347)		48,098,567
			(Continued)

Adaptive Fundamental Growth Fund

Schedule of Investments - Continued

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 3.82%
Large-Cap - 3.82%
Invesco QQQ Trust Series 1		224	$74,800
Invesco S&P 500 Equal Weight ETF		13,500	2,040,120

Total Exchange-Traded Products (Cost $1,765,654)			2,114,920

SHORT-TERM INVESTMENT - 9.39%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		5,199,616	5,199,616

Total Short-Term Investment (Cost $5,199,616)			5,199,616

Investments, at Value (Cost $45,960,617) - 100.04%			$55,413,103

Liabilities in Excess of Other Assets - (0.04)%			(20,379)

Net Assets - 100.00%			$55,392,724

* Non-income producing investment
§	Represents 7 day effective yield as of May 31, 2021.

The following acronym or abbreviation is used in this Schedule:
PLC - Public Limited Company

Summary of Investments
	% of Net
by Sector	Assets	Value
Common Stocks:
Communication Services	10.90%	$6,038,165
Consumer Discretionary	12.34%	6,836,485
Financials	10.07%	5,577,494
Health Care	14.72%	8,151,612
Information Technology	38.80%	21,494,811
Exchange-Traded Products:
Large-Cap	3.82%	2,114,920
Short-Term Investment	9.39%	5,199,616
Liabilities in Excess of Other Assets	-0.04%	(20,379)
Total Net Assets	100.00%	$55,392,724

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Statement of Assets and Liabilities

As of May 31, 2021

Assets:
Investments, at value (cost $45,960,617)	$55,413,103
Receivables:
Fund shares sold	8,047
Dividends and interest	21,945
Prepaid expenses:
Registration and filing expenses	7,774
Fund accounting fees	3,124

Total assets	55,453,993

Liabilities:
Accrued expenses:
Advisory fees	23,591
Professional fees	21,893
Transfer agent fees	4,405
Custody fees	3,055
Shareholder fulfillment fees	2,682
Trustee fees and meeting expenses	2,574
Distribution and service fees - Class C Shares and Class A Shares	2,088
Security pricing fees	388
Insurance expenses	353
Miscellaneous expenses	155
Administration fees	79
Compliance fees	6

Total liabilities	61,269

Total Net Assets	$55,392,724

Net Assets Consist of:
Paid in capital	$39,662,534
Distributable earnings	15,730,190

Total Net Assets	$55,392,724

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,152,523
Net Assets	$52,197,488
Net Asset Value, Offering Price and Redemption Price Per Share	$16.56

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	169,422
Net Assets	$2,604,812
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$15.37

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	63,104
Net Assets	$590,424
Net Asset Value and Redemption Price Per Share	$9.36
Maximum Offering Price Per Share ($9.36 ÷ 95.50%)(b)	$9.80

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Statement of Operations

For the fiscal year ended May 31, 2021

Investment Income:
Dividends (net of withholding taxes of $1,621)	$347,142

Total Investment Income	347,142

Expenses:
Advisory fees (note 2)	550,447
Professional fees	83,844
Administration fees (note 2)	60,733
Transfer agent fees (note 2)	56,318
Registration and filing expenses	56,280
Fund accounting fees (note 2)	44,627
Distribution and service fees - Class C Shares (note 4)	27,133
Shareholder fulfillment fees	23,896
Custody fees (note 2)	20,743
Security pricing fees	6,252
Trustee fees and meeting expenses (note 3)	6,114
Insurance fees	5,232
Compliance fees (note 2)	4,457
Interest expense	2,458
Distribution and service fees - Class A Shares (note 4)	1,977
Miscellaneous expenses (note 2)	1,801

Total Expenses	952,312

Fees waived by Advisor (note 2)	(224,257)

Net Expenses	728,055

Net Investment Loss	(380,913)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	20,623,990
Net change in unrealized depreciation on investments	(5,347,030)

Net Realized and Unrealized Gain on Investments	15,276,960

Net Increase in Net Assets Resulting from Operations	$14,896,047

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2021	2020

Operations:
Net investment loss			$(380,913)	$(131,463)
Net realized gain (loss) from investment transactions			20,623,990	(1,454,745)
Net change in unrealized appreciation (depreciation) on investments			(5,347,030)	7,842,662

Net Increase in Net Assets Resulting from Operations			14,896,047	6,256,454

Distributions to Shareholders:
Institutional Class Shares			(3,882,234)	(29,438)
Class C Shares			(229,980)	(991)
Class A Shares			(99,786)	(573)

Decrease in Net Assets Resulting from Distributions			(4,212,000)	(31,002)

Beneficial Interest Transactions:
Shares sold			7,579,465	8,009,809
Reinvested dividends and distributions			3,939,143	29,515
Shares repurchased			(45,099,153)	(19,521,938)

Decrease from Beneficial Interest Transactions			(33,580,545)	(11,482,614)

Net Decrease in Net Assets			(22,896,498)	(5,257,162)

Net Assets:
Beginning of Year			78,289,222	83,546,384
End of Year			$55,392,724	$78,289,222

Share Information:	May 31, 2021		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	457,541	$7,169,609	553,937	$7,394,028
Reinvested dividends and distributions	228,088	3,615,198	1,980	28,056
Shares repurchased	(3,040,351)	(43,676,273)	(1,417,097)	(18,704,137)
Net Decrease in Shares of
Beneficial Interest	(2,354,722)	$(32,891,466)	(861,180)	$(11,282,053)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	25,871	$380,040	18,224	$237,333
Reinvested dividends and distributions	15,550	229,980	69	932
Shares repurchased	(57,379)	(847,041)	(52,792)	(675,133)
Net Decrease in Shares of
Beneficial Interest	(15,958)	$(237,021)	(34,499)	$(436,868)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,133	$29,816	48,457	$378,448
Reinvested dividends and distributions	10,475	93,965	62	527
Shares repurchased	(62,116)	(575,839)	(17,135)	(142,668)
Net Increase (Decrease) in Shares of
Beneficial Interest	(48,508)	$(452,058)	31,384	$236,307

See Notes to Financial Statements

Adaptive Fundamental Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021		2020		2019	2018	2017

Net Asset Value, Beginning of Year	$13.62		$12.61		$16.06	$13.69	$11.58

Income (Loss) from Investment Operations
Net investment income (loss) (c)	(0.10)		(0.02)		(0.01)	(0.06)	0.03
Net realized and unrealized gain (loss) on
investments	4.29		1.04		(2.43)	3.05	2.10

Total from Investment Operations	4.19		1.02		(2.44)	2.99	2.13

Less Distributions:
From net investment income	-		(0.01)		-	-	(0.02)
From net realized gains	(1.25)		-		(1.01)	(0.62)	-

Total Distributions	(1.25)		(0.01)		(1.01)	(0.62)	(0.02)

Net Asset Value, End of Year	$16.56		$13.62		$12.61	$16.06	$13.69

Total Return (a)	31.15%		8.05%		(13.63)%	22.23%	18.42%

Net Assets, End of Year (in thousands)	$52,197		$74,999		$80,299	$102,233	$63,142

Ratios of:
Interest Expense to Average Net Assets	0.00%	(f)	0.01%		-	-	-
Gross Expenses to Average Net Assets (b)	1.67%	(e)	1.47%	(e)	1.39%	1.39%	1.55%
Net Expenses to Average Net Assets (b)	1.25%	(e)	1.25%	(e)	1.25%	1.25%	1.18%
Net Investment Income (Loss) to
Average Net Assets (b)(d)	(0.63)%		(0.13)%		(0.07)%	(0.39)%	0.29%

Portfolio turnover rate	147.82%		72.71%		122.27%	124.11%	135.58%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e) Includes interest expense.
(f) Less than 0.01% of net assets.

See Notes to Financial Statements							(Continued)

Adaptive Fundamental Growth Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021		2020		2019	2018	2017	(d)

Net Asset Value, Beginning of Year	$12.84		$12.01		$15.51	$13.38	$11.42

Income (Loss) from Investment Operations
Net investment loss (c)	(0.24)		(0.14)		(0.15)	(0.20)	(0.06)
Net realized and unrealized gain (loss) on
investments	4.02		0.98		(2.34)	2.95	2.04

Total from Investment Operations	3.78		0.84		(2.49)	2.75	1.98

Less Distributions:
From net investment income	-		(0.01)		-	-	(0.02)
From net realized gains	(1.25)		-		(1.01)	(0.62)	-

Total from Investment Operations	(1.25)		(0.01)		(1.01)	(0.62)	(0.02)

Net Asset Value, End of Year	$15.37		$12.84		$12.01	$15.51	$13.38

Total Return (a)	29.80%		6.95%		(14.47)%	20.92%	17.37%

Net Assets, End of Year (in thousands)	$2,605		$2,381		$2,641	$3,028	$2,423

Ratios of:
Interest Expense to Average Net Assets	0.00%	(h)	0.01%		-	-	-
Gross Expenses to Average Net Assets (b)	2.65%	(g)	2.47%	(g)	2.39%	2.39%	2.49%
Net Expenses to Average Net Assets (b)	2.25%	(g)	2.25%	(g)	2.25%	2.25%	2.13%
Net Investment Loss to Average
Net Assets (b)(e)	(1.66)%		(1.13)%		(1.07)%	(1.39)%	(0.51)%

Portfolio turnover rate	147.82%		72.71%		122.27%	124.11%	135.58%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(e)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Includes interest expense.
(h) Less than 0.01% of net assets.

See Notes to Financial Statements							(Continued)

Adaptive Fundamental Growth Fund

Financial Highlights
	Class A Shares
For a share outstanding during	May 31,
the fiscal years or period ended	2021		2020		2019	2018	(j)

Net Asset Value, Beginning of Period	$8.15		$7.56		$10.25	$10.00

Income (Loss) from Investment Operations
Net investment loss (e)	(0.08)		(0.03)		(0.03)	(0.00)	(h)
Net realized and unrealized gain (loss) on
investments	2.54		0.63		(1.65)	0.25

Total from Investment Operations	2.46		0.60		(1.68)	0.25

Less Distributions:
From net investment income	-		(0.01)		-	-
From net realized gains	(1.25)		-		(1.01)	-

Total from Investment Operations	(1.25)		(0.01)		(1.01)	-

Net Asset Value, End of Period	$9.36		$8.15		$7.56	$10.25

Total Return (c)(g)	30.81%		7.87%		(13.95)%	2.50%	(b)

Net Assets, End of Period (in thousands)	$590		$909		$607	$478

Ratios of:
Interest Expense to Average Net Assets	0.00%	(l)	0.01%		-	-
Gross Expenses to Average Net Assets (d)	1.89%	(k)	1.72%	(k)	1.64%	1.72%	(a)
Net Expenses to Average Net Assets (d)	1.50%	(k)	1.50%	(k)	1.50%	1.47%	(a)
Net Investment Loss to Average
Net Assets (d)(f)	(0.91)%		(0.37)%		(0.30)%	(0.20)%	(a)

Portfolio turnover rate	147.82%		72.71%		122.27%	124.11%	(b)(i)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e) Calculated using the average shares method.
(f)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Does not include impact of sales charge, if any.
(h) Less than $0.01 per share.
(i)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(j)	For the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018.
(k) Includes interest expense.
(l) Less than 0.01% of net assets.

See Notes to Financial Statements

Adaptive Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Hedged High Income Fund - Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Institutional Class Shares	9.82%	6.01%	4.87%	09/20/12
Barclays Capital Global High-Yield Index	16.87%	6.63%	5.65%	N/A

				(Continued)

Adaptive Hedged High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.34% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Hedged High Income Fund - Class C Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Class C Shares	8.58%	4.31%	3.77%	09/26/12
Barclays Capital Global High-Yield Index	16.87%	6.63%	5.76%	N/A

				(Continued)

Adaptive Hedged High Income Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.34% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Hedged High Income Fund

Schedule of Investments

As of May 31, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 91.21%

Debt Fund - 81.87%
Goldman Sachs Access High Yield Corporate Bond ETF	34,978	$1,744,703
iShares Broad USD High Yield Corporate Bond ETF	51,966	2,143,078
SPDR Bloomberg Barclays High Yield Bond ETF	1,808	196,909
VanEck Vectors Fallen Angel High Yield Bond ETF	46,676	1,503,434
		5,588,124
Master Limited Partnership - 9.34%
Global X MLP ETF	17,218	637,583

Total Exchange-Traded Products (Cost $5,947,852)		6,225,707

COMMON STOCKS - 6.02%

Communication Services - 1.21%
* Alphabet, Inc. - Class C	17	40,996
* Facebook, Inc.	127	41,749
		82,745
Financials - 1.19%
Mastercard, Inc.	111	40,024
Visa, Inc.	180	40,914
		80,938
Health Care - 0.60%
Abbott Laboratories	352	41,061

Information Technology - 3.02%
Accenture PLC	145	40,913
* Adobe, Inc.	83	41,880
* Autodesk, Inc.	144	41,164
Microsoft Corp.	165	41,197
* ServiceNow, Inc.	87	41,228
		206,382

Total Common Stocks (Cost $384,837)		411,126

SHORT-TERM INVESTMENT - 2.74%
§ Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%	186,988	186,988

Total Short-Term Investment (Cost $186,988)		186,988

Investments, at Value (Cost $6,519,677) - 99.97%		$6,823,821

Other Assets Less Liabilities - 0.03%		2,164

Net Assets - 100.00%		$6,825,985
* Non income-producing investment
§ Represents 7 day effective yield
		(Continued)

Adaptive Hedged High Income Fund

Schedule of Investments

As of May 31, 2021

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products:
Debt Fund	81.87%	$5,588,124
Master Limited Partnership	9.34%	637,583
Common Stocks:
Communication Services	1.21%	82,745
Financials	1.19%	80,938
Health Care	0.60%	41,061
Information Technology	3.02%	206,382
Short-Term Investment	2.74%	186,988
Other Assets Less Liabilities	0.03%	2,164
Total Net Assets	100.00%	$6,825,985

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Statement of Assets and Liabilities

As of May 31, 2021

Assets:
Investments, at value (cost $6,519,677)	$6,823,821
Receivables:
Dividends	297
Fund shares purchased	7,673
Due from Advisor	13,580
Prepaid expenses:
Registration and filing expenses	9,443
Fund accounting fees	2,347

Total assets	6,857,161

Liabilities:
Accrued expenses:
Professional fees	19,887
Trustee fees and meeting expenses	2,924
Shareholder fulfillment fees	5,516
Custody fees	1,104
Insurance expenses	394
Security pricing fees	368
Distribution and service fees - Class C Shares	290
Administration fees	285
Transfer agent fees	262
Miscellaneous expenses	128
Compliance fees	18

Total liabilities	31,176

Net Assets	$6,825,985

Net Assets Consist of:
Paid in capital	$8,807,094
Accumulated deficit	(1,981,109)

Total Net Assets	$6,825,985

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	633,046
Net Assets	$6,502,126
Net Asset Value, Offering Price and Redemption Price Per Share	$10.27

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	31,813
Net Assets	$323,859
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.18

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Statement of Operations

For the fiscal year ended May 31, 2021

Investment Income:
Dividends	$448,877

Total Investment Income	448,877

Expenses:
Advisory fees (note 2)	99,538
Registration and filing expenses	56,919
Professional fees	39,871
Fund accounting fees (note 2)	34,210
Administration fees (note 2)	28,877
Transfer agent fees (note 2)	27,814
Shareholder fulfillment fees	17,659
Custody fees (note 2)	9,453
Distribution and service fees - Class C Shares (note 4)	4,897
Insurance fees	4,864
Trustee fees and meeting expenses (note 3)	4,567
Compliance fees (note 2)	4,063
Security pricing fees	2,555
Miscellaneous expenses (note 2)	1,671

Total Expenses	336,958

Fees waived and reimbursed by Advisor (note 2)	(207,639)

Net Expenses	129,319

Net Investment Income	319,558

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	482,875
Net change in unrealized appreciation on investments	203,088

Realized and Unrealized Gain on Investments	685,963

Net Increase in Net Assets Resulting from Operations	$1,005,521

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,			2021	2020

Operations:
Net investment income			$319,558	$730,093
Net realized gain from investment transactions			482,875	18,533
Net change in unrealized appreciation on investments			203,088	124,012

Net Increase in Net Assets Resulting from Operations			1,005,521	872,638

Distributions to Shareholders:
Institutional Class Shares			(315,027)	(709,393)
Class C Shares			(11,684)	(13,541)

Net Decrease in Net Assets Resulting from Distributions			(326,711)	(722,934)

Beneficial Interest Transactions:
Shares sold			1,528,809	2,757,489
Reinvested dividends and distributions			201,527	273,521
Shares repurchased			(13,537,521)	(10,336,982)

Net Decrease from Beneficial Interest Transactions			(11,807,185)	(7,305,972)

Net Decrease in Net Assets			(11,128,375)	(7,156,268)

Net Assets:
Beginning of Year			17,954,360	25,110,628
End of Year			$6,825,985	$17,954,360

Share Information:	May 31, 2021		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	149,059	$1,488,806	282,421	$2,757,489
Reinvested dividends and distributions	18,917	189,843	26,593	259,980
Shares repurchased	(1,336,960)	(13,276,265)	(1,036,620)	(10,149,243)
Net Decrease in Shares of
Beneficial Interest	(1,168,984)	$(11,597,616)	(727,606)	$(7,131,774)

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	4,106	$40,003	-	$-
Reinvested dividends and distributions	1,174	11,684	1,398	13,541
Shares repurchased	(25,797)	(261,256)	(19,128)	(187,739)
Net Decrease in Shares of
Beneficial Interest	(20,517)	$(209,569)	(17,730)	$(174,198)

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Year	$9.68	$9.66	$9.82	$10.20	$9.25

Income (Loss) from Investment Operations
Net investment income (d)	0.33	0.34	0.39	0.42	0.27
Net realized and unrealized gain (loss)
on investments	0.61	0.02	(0.10)	(0.37)	0.88

Total from Investment Operations	0.94	0.36	0.29	0.05	1.15

Less Distributions From:
Net investment income	(0.35)	(0.34)	(0.45)	(0.43)	(0.20)
Net realized gains	-	-	-	-	-

Total Distributions	(0.35)	(0.34)	(0.45)	(0.43)	(0.20)

Net Asset Value, End of Year	$10.27	$9.68	$9.66	$9.82	$10.20

Total Return (a)	9.82%	3.75%	3.02%	0.52%	12.45%

Net Assets, End of Year (in thousands)	$6,502	$17,452	$24,440	$33,016	$4,789

Ratios of:
Gross Expenses to Average Net Assets (b)	3.35%	2.07%	1.65%	2.88%	4.06%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.25%	1.25%	1.40%
Net Investment Income to Average Net Assets (b)(c)	3.27%	3.43%	3.99%	4.18%	2.77%

Portfolio turnover rate	133.83%	136.88%	81.99%	13.23%	184.78%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.

See Notes to Financial Statements

Adaptive Hedged High Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020	2019	2018	2017	(e)

Net Asset Value, Beginning of Year	$9.60	$9.57	$9.71	$10.09	$9.22

Income (Loss) from Investment Operations
Net investment income (d)	0.22	0.24	0.29	0.35	0.19
Net realized and unrealized gain (loss)
on investments	0.60	0.02	(0.10)	(0.40)	0.86

Total from Investment Operations	0.82	0.26	0.19	(0.05)	1.05

Less Distributions From:
Net investment income	(0.24)	(0.23)	(0.33)	(0.33)	(0.18)
Net realized gains	-	-	-	-	-

Total Distributions	(0.24)	(0.23)	(0.33)	(0.33)	(0.18)

Net Asset Value, End of Year	$10.18	$9.60	$9.57	$9.71	$10.09

Total Return (a)	8.58%	2.71%	1.99%	(0.50)%	11.38%

Net Assets, End of Year (in thousands)	$324	$502	$670	$1,263	$1,515

Ratios of:
Gross Expenses to Average Net Assets (b)	4.35%	3.07%	2.65%	4.54%	5.48%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.25%	2.37%
Net Investment Income to Average Net Assets (b)(c)	2.17%	2.44%	3.01%	3.52%	1.93%

Portfolio turnover rate	133.83%	136.88%	81.99%	13.23%	184.78%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d) Calculated using the average shares method.
(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income Fund
Institutional Class Shares

Performance Update (Unaudited)

For the period from May 31, 2011 through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Hedged Multi-Asset Income Fund - Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Ten	Since	Inception
May 31, 2021	Year	Year	Year	Inception	Date
Institutional Class Shares	3.29%	3.58%	2.57%	2.68%	10/2/2009
Barclays Capital US Aggregate Bond Index	-0.40%	3.25%	3.29%	3.63%	N/A

Adaptive Hedged Multi-Asset Income Fund

Performance Update (Unaudited)

For the period from May 31, 2011 through May 31, 2021
Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.84% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Adaptive Hedged Multi-Asset Income Fund
Class C Shares

Performance Update (Unaudited)

For the period from May 31, 2011 through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Hedged Multi-Asset Income Fund - Class C Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Ten	Since	Inception
May 31, 2021	Year	Year	Year	Inception	Date
Class C Shares	2.26%	2.55%	1.66%	1.62%	2/25/2011
Barclays Capital US Aggregate Bond Index	-0.40%	3.25%	3.29%	3.48%	N/A

					(Continued)

Adaptive Hedged Multi-Asset Income Fund

Performance Update (Unaudited)

For the period from May 31, 2011 through May 31, 2021
Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.84% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Adaptive Hedged Multi-Asset Income Fund

Schedule of Investments

As of May 31, 2021
				Value (Note 1)

PREFERRED STOCK - 2.17%	Shares	Interest	Maturity Date
Real Estate - 2.17%		Rate
* Preferred Apartment Communities, Inc.	500	5.750%	11/20/2029	$500,000

Total Preferred Stock (Cost $500,000)				500,000

EXCHANGE-TRADED PRODUCTS - 69.35%			Shares
Commodity Fund - 7.93%
Credit Suisse X-Links Gold Shares Covered Call ETN			200,000	1,828,000

Debt Funds - 43.01%
iShares 20+ Year Treasury Bond ETF			11,716	1,621,963
iShares 3-7 Year Treasury Bond ETF			18,100	2,367,299
iShares Broad USD High Yield Corporate Bond ETF			104,683	4,317,127
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			50,623	1,613,355
				9,919,744
Equity Funds - 18.41%
Global SuperDividend US ETF			68,722	1,381,312
Global X Nasdaq 100 Covered Call ETF			69,113	1,535,000
Global X SuperDividend ETF			92,642	1,328,486
				4,244,798

Total Exchange-Traded Products (Cost $15,838,618)				15,992,542
		Interest	Maturity Date
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.18%	Principal	Rate
Home Equity ABS - 2.17%
ACE Securities Corp. Home Equity Loan Trust Series
2004-RM1 (b)	$ 342,628	5.342%	7/25/2034	336,775
RASC Series 2006-EMX9 Trust (b)	184,350	0.352%	11/25/2036	164,715
				501,490
Financials - 6.53%
Chase Funding Trust Series 2003-3 (b)	350,304	1.937%	11/25/2032	335,304
Countrywide Asset-Backed Certificates (b)	452,008	2.717%	10/25/2033	483,299
Merrill Lynch Mortgage Investors Trust Series
2004-WMC2 (b)	692,218	2.131%	12/25/2034	686,297
				1,504,900
WL Collateral - 10.48%
Alternative Loan Trust 2005-10CB	343,783	5.000%	5/25/2035	343,783
Alternative Loan Trust 2005-J11	134,986	5.000%	6/25/2021	134,986
Alternative Loan Trust 2006-28CB	637,208	6.500%	10/25/2036	214,106
Alternative Loan Trust 2006-28CB	125,493	6.500%	10/25/2036	49,233
American Home Mortgage Investment Trust
2004-1 (b)	212,604	2.211%	4/25/2044	204,715
Banc of America Mortgage 2005-C Trust (a)	217,234	2.675%	4/25/2035	210,525
Bear Stearns ALT-A Trust 2005-7 (a)	286,768	3.272%	9/25/2035	212,514
Bear Stearns ARM Trust 2004-8 (a)	121,614	3.921%	11/25/2034	123,272

				(Continued)

Adaptive Hedged Multi-Asset Income Fund

Schedule of Investments - Continued

As of May 31, 2021
				Value (Note 1)
		Interest	Maturity Date
COLLATERALIZED MORTGAGE OBLIGATIONS	Principal	Rate
WL Collateral - Continued
Salomon Brothers Mortgage Co., Inc.	$ 101,707	7.000%	6/25/2026	$ 31,313
First Horizon Alternative Mortgage Securities Trust
2007-FA2	139,499	5.750%	4/25/2022	99,031
GSR Mortgage Loan Trust 2004-15F	21,130	4.750%	12/25/2034	21,130
HarborView Mortgage Loan Trust 2006-2 (a)	14,933	2.623%	2/25/2036	7,241
Merrill Lynch Mortgage Investors Trust Series MLCC
2004-B (b)	92,454	2.492%	5/25/2029	72,492
MortgageIT Mortgage Loan Trust 2006-1 (b)	241,072	0.552%	4/25/2036	232,268
MortgageIT Trust 2005-3 (b)	134,412	2.656%	8/25/2035	141,449
PHH Mortgage Trust Series 2008-CIM2 (b)	150,408	2.342%	7/25/2038	146,095
Structured Asset Mortgage Investments II Trust
2006-AR5 (b)	122,400	0.512%	5/25/2036	106,110
WaMu Mortgage Pass-Through Certificates Series
2002-AR14 Trust (a)	67,377	2.664%	11/25/2032	67,377
				2,417,640

Total Collateralized Mortgage Obligations (Cost $4,451,524)				4,424,030

SHORT-TERM INVESTMENT - 9.20%
Fidelity Investments Money Market Government Portfolio -			Shares
Institutional Class, 0.01% §			2,122,608	2,122,608

Total Short-Term Investment (Cost $2,122,608)				2,122,608

Investments, at Value (Cost $22,912,750) - 99.90%				$23,039,180

Other Assets Less Liabilities - 0.10%				22,237

Net Assets - 100.00%				$23,061,417
* Non income-producing investment
§ Represents 7 day effective yield
(a)	Variable interest rate - The interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of May 31, 2021.
(b) Floating interest rate

	Summary of Investments
		% of Net Assets	Value
Preferred Stock		2.17%	$ 500,000
Exchange-Traded Products:
Commodity Fund		7.93%	1,828,000
Debt Funds		43.01%	9,919,744
Equity Funds		18.41%	4,244,798
	Collateralized Mortgage Obligations:
Home Equity ABS		2.17%	501,490
Financials		6.53%	1,504,900
WL Collateral		10.48%	2,417,640
Short-Term Investment		9.20%	2,122,608
Other Assets Less Liabilities		0.10%	22,237
Total Net Assets		100.00%	$ 23,061,417
See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income Fund

Statement of Assets and Liabilities

As of May 31, 2021

Assets:
Investments, at value (cost $22,912,750)	$23,039,180
Receivables:
Fund shares sold	2,274
Dividends	15,268
Interest	11,763
Due from Advisor	6,787
Prepaid expenses:
Registration and filing expenses	12,005
Fund accounting fees	2,623
Administration fees	154

Total assets	23,090,054

Liabilities:
Accrued expenses:
Professional fees	18,922
Distribution and service fees - Class C Shares	3,301
Trustee fees and meeting expenses	2,401
Custody fees	2,050
Security pricing fees	683
Transfer agent fees	503
Shareholder fulfillment fees	501
Miscellaneous expenses	163
Insurance expenses	102
Compliance fees	11

Total liabilities	28,637

Total Net Assets	$23,061,417

Net Assets Consist of:
Paid in capital	$25,035,899
Accumulated deficit	(1,974,482)

Total Net Assets	$23,061,417

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,922,918
Net Assets	$18,911,204
Net Asset Value, Offering Price and Redemption Price Per Share	$9.83

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	438,032
Net Assets	$4,150,213
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.47

(a)	Contingent deferred sales charge for Class C Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income Fund

Statement of Operations

For the fiscal year ended May 31, 2021

Investment Income:
Dividends	$603,962
Interest	894,021

Total Investment Income	1,497,983

Expenses:
Advisory fees (note 2)	391,837
Registration and filing expenses	89,872
Professional fees	62,698
Administration fees (note 2)	44,302
Distribution and service fees - Class C Shares (note 4)	42,736
Fund accounting fees (note 2)	37,134
Transfer agent fees (note 2)	29,040
Shareholder fulfillment fees	20,764
Custody fees (note 2)	20,424
Security pricing fees	15,225
Compliance fees (note 2)	5,735
Trustee fees and meeting expenses (note 3)	4,658
Insurance fees	4,511
Miscellaneous expenses (note 2)	1,808

Total Expenses	770,744

Fees waived by Advisor (note 2)	(238,223)

Net Expenses	532,521

Net Investment Income	965,462

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,852,985)

Net change in unrealized appreciation on investments	2,597,252

Net Realized and Unrealized Gain on Investments	744,267

Net Increase in Net Assets Resulting from Operations	$1,709,729

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,			2021	2020

Operations:
Net investment income			$965,462	$1,288,811
Net realized gain (loss) from investment transactions			(1,852,985)	98,087
Net change in unrealized appreciation (depreciation) on investments			2,597,252	(2,690,319)

Net Increase (Decrease) in Net Assets Resulting from Operations			1,709,729	(1,303,421)

Distributions to Shareholders:
Institutional Class Shares			(965,611)	(1,295,673)
Class C Shares			(77,519)	(99,082)

Net Decrease in Net Assets Resulting from Distributions			(1,043,130)	(1,394,755)

Beneficial Interest Transactions:
Shares sold			9,430,520	44,009,006
Reinvested dividends and distributions			776,364	1,001,462
Shares repurchased			(34,312,894)	(14,580,727)
Increase (Decrease) from Beneficial Interest Transactions			(24,106,010)	30,429,741

Net Increase (Decrease) in Net Assets			(23,439,411)	27,731,565

Net Assets:
Beginning of Year			46,500,828	18,769,263
End of Year			$23,061,417	$46,500,828

	Year Ended		Year Ended
Share Information:	May 31, 2021		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	923,524	$9,139,571	4,240,660	$43,282,368
Reinvested dividends and distributions	70,765	700,708	89,737	903,862
Shares repurchased	(3,396,861)	(33,929,918)	(1,440,502)	(14,115,308)
Net Increase (Decrease) in Shares of
Beneficial Interest	(2,402,572)	$(24,089,639)	2,889,895	$30,070,922

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	30,509	$290,949	73,427	$726,638
Reinvested dividends and distributions	7,925	75,656	10,037	97,600
Shares repurchased	(40,236)	(382,976)	(47,637)	(465,419)
Net Increase (Decrease) in Shares of
Beneficial Interest	(1,802)	$(16,371)	35,827	$358,819

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020	2019	2018	2017

Net Asset Value, Beginning of Year	$9.79	$10.29	$10.12	$10.42	$9.98

Income (Loss) from Investment Operations
Net investment income (c)	0.26	0.31	0.43	0.38	0.38
Net realized and unrealized gain (loss) on
investments	0.06	(0.47)	0.17	(0.18)	0.46

Total from Investment Operations	0.32	(0.16)	0.60	0.20	0.84

Less Distributions:
From net investment income	(0.28)	(0.34)	(0.43)	(0.33)	(0.40)
From return of capital	-	-	-	(0.17)	-

Total Distributions	(0.28)	(0.34)	(0.43)	(0.50)	(0.40)

Net Asset Value, End of Year	$9.83	$9.79	$10.29	$10.12	$10.42

Total Return (a)	3.29%	(1.62)%	6.07%	1.93%	8.54%

Net Assets, End of Year (in thousands)	$18,911	$42,354	$14,767	$4,822	$4,498

Ratios of:
Gross Expenses to Average Net Assets (b)	1.86%	1.83%	2.88%	4.03%	3.90%
Net Expenses to Average Net Assets (b)	1.25%	1.25%	1.25%	1.25%	1.29%
Net Investment Income to Average
Net Assets (b)(d)	2.58%	3.04%	4.19%	3.75%	3.68%

Portfolio turnover rate	148.62%	9.52%	27.78%	99.44%	110.84%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Adaptive Hedged Multi-Asset Income Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020	2019	2018	2017	(e)

Net Asset Value, Beginning of Year	$9.43	$9.91	$9.75	$10.07	$9.67

Income (Loss) from Investment Operations
Net investment income (c)	0.15	0.20	0.31	0.25	0.29
Net realized and unrealized gain (loss) on
investments	0.06	(0.45)	0.17	(0.16)	0.42

Total from Investment Operations	0.21	(0.25)	0.48	0.09	0.71

Less Distributions:
From net investment income	(0.17)	(0.23)	(0.32)	(0.24)	(0.31)
From return of capital	-	-	-	(0.17)	-

Total Distributions	(0.17)	(0.23)	(0.32)	(0.41)	(0.31)

Net Asset Value, End of Year	$9.47	$9.43	$9.91	$9.75	$10.07

Total Return (a)	2.26%	(2.58)%	4.97%	0.94%	7.46%

Net Assets, End of Year (in thousands)	$4,150	$4,147	$4,002	$2,749	$2,204

Ratios of:
Gross Expenses to Average Net Assets (b)	2.88%	2.84%	3.84%	5.07%	5.27%
Net Expenses to Average Net Assets (b)	2.25%	2.25%	2.25%	2.25%	2.28%
Net Investment Income to Average
Net Assets (b)(d)	1.54%	2.10%	3.17%	2.54%	2.96%

Portfolio turnover rate	148.62%	9.52%	27.78%	99.44%	110.84%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.

See Notes to Financial Statements

Adaptive Tactical Outlook Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Tactical Outlook Fund - Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Institutional Class Shares	27.11%	9.36%	7.84%	09/20/12
S&P 500 Total Return Index	40.32%	17.10%	15.23%	N/A

				(Continued)

Adaptive Tactical Outlook Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.61% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Tactical Outlook Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Tactical Outlook Fund - Class C Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Class C Shares	25.94%	8.27%	6.92%	09/26/12
S&P 500 Total Return Index	40.32%	17.10%	15.50%	N/A

				(Continued)

Adaptive Tactical Outlook Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 3.64% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Tactical Outlook Fund - Class A Shares

Performance Update (Unaudited)

For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Tactical Outlook Fund - Class A Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2021	Year	Inception	Date
Class A Shares	26.87%	6.31%	10/18/18
Class A Shares - 4.50% Maximum Sales Load	21.23%	4.49%	N/A
S&P 500 Total Return Index	40.32%	19.49%	N/A

			(Continued)

Adaptive Tactical Outlook Fund - Class A Shares

Performance Update (Unaudited)

For the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.94% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Tactical Outlook Fund

Schedule of Investments

As of May 31, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.51%

Commodity - 2.01%
* SPDR Gold Trust ETF	1,297	$231,359

Fixed Income - 5.01%
iShares 0-5 Year TIPS Bond ETF	5,391	575,651

Industrials - 2.01%
SPDR S&P Oil & Gas Exploration & Production ETF	2,590	230,691

Large-Cap - 59.68%
Invesco QQQ Trust	6,019	2,009,925
iShares Core S&P 500 ETF	6,303	2,657,660
iShares MSCI USA Min Vol Factor ETF	30,186	2,190,900
		6,858,485
Mid-Cap - 20.85%
iShares Core S&P Mid-Cap ETF	8,792	2,395,996

Real Estate - 2.01%
Vanguard Real Estate ETF	2,310	230,723

Small-Cap - 5.94%
iShares Russell 2000 ETF	3,028	682,814

Total Exchange-Traded Products (Cost $9,357,092)		11,205,719

SHORT-TERM INVESTMENT - 11.54%
§ Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%	1,326,499	1,326,499

Total Short-Term Investment (Cost $1,326,499)		1,326,499

Investments, at Value (Cost $10,683,591) - 109.05%		$12,532,218

Liabilities in Excess of Other Assets - (9.05)%		(1,040,417)

Net Assets - 100.00%		$11,491,801

§ Represents 7 day effective yield
* Non income-producing investment

		(Continued)

Adaptive Tactical Outlook Fund

Schedule of Investments - Continued

As of May 31, 2021

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Commodity	2.01%	$231,359
Fixed Income	5.01%	575,651
Industrials	2.01%	230,691
Large-Cap	59.68%	6,858,485
Mid-Cap	20.85%	2,395,996
Real Estate	2.01%	230,723
Small-Cap	5.94%	682,814
Short-Term Investment	11.54%	1,326,499
Liabilities in Excess of Other Assets	-9.05%	(1,040,417)
Total Net Assets	100.00%	$11,491,801

See Notes to Financial Statements

Adaptive Tactical Outlook Fund

Statement of Assets and Liabilities

As of May 31, 2021

Assets:
Investments, at value (cost $10,683,591)	$12,532,218
Receivables:
Dividends	11
Investments sold	231,727
Fund shares sold	16,550
Due from Advisor	8,329
Prepaid expenses:
Registration and filing expenses	9,635
Fund accounting fees	3,103

Total assets	12,801,573

Liabilities:
Payables:
Investments purchased	1,265,540
Fund shares purchased	10,051
Accrued expenses:
Professional fees	26,083
Trustee fees and meeting expenses	2,561
Shareholder fulfillment fees	1,916
Custody fees	1,225
Distribution and service fees - Class C and Class A Shares	606
Transfer agent fees	555
Security pricing fees	470
Administration fees	306
Insurance expenses	301
Miscellaneous expenses	154
Compliance fees	4

Total liabilities	1,309,772

Total Net Assets	$11,491,801

Net Assets Consist of:
Paid in capital	$9,956,104
Distributable earnings	1,535,697

Total Net Assets	$11,491,801

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	748,815
Net Assets	$10,816,248
Net Asset Value, Offering Price and Redemption Price Per Share	$14.44

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	47,758
Net Assets	$640,008
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$13.40

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	3,621
Net Assets	$35,545
Net Asset Value and Redemption Price Per Share	$9.82
Maximum Offering Price Per Share ($9.82 ÷ 95.50%)(b)	10.28

(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Tactical Outlook Fund

Statement of Operations

For the fiscal year ended May 31, 2021

Investment Income:
Dividends	$153,856

Total Investment Income	153,856

Expenses:
Advisory fees (note 2)	124,144
Registration and filing expenses	55,814
Professional fees	41,055
Fund accounting fees (note 2)	40,296
Transfer agent fees (note 2)	36,619
Administration fees (note 2)	28,901
Shareholder fulfillment fees	12,349
Distribution and service fees - Class C Shares (note 4)	7,876
Custody fees (note 2)	7,671
Compliance fees (note 2)	4,082
Insurance fees	4,020
Trustee fees and meeting expenses (note 3)	2,702
Security pricing fees	2,697
Miscellaneous expenses (note 2)	1,697
Distribution and service fees - Class A Shares (note 4)	63

Total Expenses	369,986

Fees waived and reimbursed by Advisor (note 2)	(206,873)

Net Expenses	163,113

Net Investment Loss	(9,257)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	2,269,810
Net change in unrealized appreciation on investments	632,654

Net Realized and Unrealized Gain on Investments	2,902,464

Net Increase in Net Assets Resulting from Operations	$2,893,207

See Notes to Financial Statements

Adaptive Tactical Outlook Fund

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2021	2020

Operations:
Net investment income (loss)			$(9,257)	$96,101
Net realized gain (loss) from investment transactions			2,269,810	(2,531,822)
Net change in unrealized appreciation (depreciation) on investments			632,654	1,467,496

Net Increase (Decrease) in Net Assets Resulting from Operations			2,893,207	(968,225)

Distributions to Shareholders:
Institutional Class Shares			-	(213,808)
Class C Shares			-	(3,740)
Class A Shares			-	(452)

Net Decrease in Net Assets Resulting from Distributions			-	(218,000)

Beneficial Interest Transactions:
Shares sold			1,734,554	6,163,783
Reinvested dividends and distributions			-	181,034
Shares repurchased			(9,224,698)	(4,679,482)

Net Increase (Decrease) from Beneficial Interest Transactions			(7,490,144)	1,665,335

Net Increase (Decrease) in Net Assets			(4,596,937)	479,110

Net Assets:
Beginning of Year			16,088,738	15,609,628
End of Year			$11,491,801	$16,088,738

Share Information:	May 31, 2021		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	131,238	$1,710,490	485,735	$6,146,769
Reinvested dividends and distributions	-	-	13,407	176,842
Shares repurchased	(732,826)	(8,936,727)	(396,760)	(4,615,724)
Net Increase (Decrease) in Shares of
Beneficial Interest	(601,588)	$(7,226,237)	102,382	$1,707,887

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	134	$1,506	748	$8,667
Reinvested dividends and distributions	-	-	301	3,740
Shares repurchased	(22,037)	(287,971)	(4,503)	(48,722)
Net Decrease in Shares of
Beneficial Interest	(21,903)	$(286,465)	(3,454)	$(36,315)

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,605	$22,558	1,000	$8,347
Reinvested dividends and distributions	-	-	50	452
Shares repurchased	-	-	(2,032)	(15,036)
Net Increase (Decrease) in Shares of
Beneficial Interest	2,605	$22,558	(982)	$(6,237)

See Notes to Financial Statements

Adaptive Tactical Outlook Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021		2020	2019	2018	2017

Net Asset Value, Beginning of Year	$11.36		$11.84	$13.79	$12.30	$11.00

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	0.00	(d)	0.08	0.09	0.02	(0.01)
Net realized and unrealized gain (loss)
on investments	3.08		(0.39)	(0.29)	1.68	1.31

Total from Investment Operations	3.08		(0.31)	(0.20)	1.70	1.30

Less Distributions From:
Net investment income	-		(0.17)	(0.04)	-	-
Net realized gains	-		-	(1.71)	(0.21)	-

Total Distributions	-		(0.17)	(1.75)	(0.21)	-

Net Asset Value, End of Year	$14.44		$11.36	$11.84	$13.79	$12.30

Total Return (e)	27.11%		(2.84)%	(0.55)%	13.87%	11.82%

Net Assets, End of Year (in thousands)	$10,816		$15,339	$14,781	$9,562	$9,178

Ratios of:
Gross Expenses to Average Net Assets (a)	2.92%		2.50%	2.65%	3.08%	4.87%
Net Expenses to Average Net Assets (a)	1.25%		1.25%	1.25%	1.25%	1.41%
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.01)%		0.62%	0.70%	0.18%	(0.09)%

Portfolio turnover rate	143.64%		141.55%	159.92%	163.22%	190.49%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d) Less than $0.01 per share.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Adaptive Tactical Outlook Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020	2019	2018	2017	(d)

Net Asset Value, Beginning of Year	$10.64	$11.12	$13.18	$11.88	$10.73

Income (Loss) from Investment Operations:
Net investment loss (c)	(0.13)	(0.04)	(0.03)	(0.10)	(0.12)
Net realized and unrealized gain (loss)
on investments	2.89	(0.39)	(0.28)	1.61	1.27

Total from Investment Operations	2.76	(0.43)	(0.31)	1.51	1.15

Less Distributions From:
Net investment income	-	(0.05)	(0.04)	-	-
Net realized gains	-	-	(1.71)	(0.21)	-

Total Distributions	-	(0.05)	(1.75)	(0.21)	-

Net Asset Value, End of Year	$13.40	$10.64	$11.12	$13.18	$11.88

Total Return (e)	25.94%	(3.92)%	(1.47)%	12.75%	10.72%

Net Assets, End of Year (in thousands)	$640	$742	$813	$737	$643

Ratios of:
Gross Expenses to Average Net Assets (a)	3.84%	3.53%	3.67%	4.09%	5.85%
Net Expenses to Average Net Assets (a)	2.25%	2.25%	2.25%	2.25%	2.44%
Net Investment Loss to Average
Net Assets (a)(b)	(1.07)%	(0.33)%	(0.25)%	(0.82)%	(1.06)%

Portfolio turnover rate	143.64%	141.55%	159.92%	163.22%	190.49%

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c)	Calculated using the average shares method.
(d)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Adaptive Tactical Outlook Fund

Financial Highlights
	Class A Shares
For a share outstanding during	May 31,
the fiscal year or period ended	2021	2020	2019	(h)

Net Asset Value, Beginning of Period	$7.74	$8.11	$10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (c)	(0.03)	0.04	0.02
Net realized and unrealized (gain) loss
on investments	2.11	(0.26)	(0.16)

Total from Investment Operations	2.08	(0.22)	(0.14)

Less Distributions From:
Net investment income	-	(0.15)	(0.04)
Net realized gains	-	-	(1.71)

Total Distributions	-	(0.15)	(1.75)

Net Asset Value, End of Period	$9.82	$7.74	$8.11

Total Return (g)(i)	26.87%	(2.96)%	(0.18)%	(e)

Net Assets, End of Period (in thousands)	$36	$8	$16

Ratios of:
Gross Expenses to Average Net Assets (a)	3.06%	2.83%	2.96%	(d)
Net Expenses to Average Net Assets (a)	1.50%	1.50%	1.50%	(d)
Net Investment Income (Loss) to Average
Net Assets (a)(b)	(0.35)%	0.52%	0.43%	(d)

Portfolio turnover rate	143.64%	141.55%	159.92%	(e)(f)

(a)	Does not include expenses of the investment companies in which the Fund invests.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Calculated using the average shares method.
(d) Annualized.
(e) Not annualized.
(f)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(g) Does not include impact of sales charge, if any.
(h)	For a share outstanding during the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019.
(i)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Tactical Rotation Fund - Institutional Class Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Institutional Class Shares	29.80%	7.24%	7.14%	09/20/12
S&P 500 Total Return Index	40.32%	17.10%	15.23%	N/A

				(Continued)

Adaptive Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 1.95% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Tactical Rotation Fund - Class C Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Class C Shares	28.56%	6.16%	6.23%	09/26/12
S&P 500 Total Return Index	40.32%	17.10%	15.50%	N/A

				(Continued)

Adaptive Tactical Rotation Fund - Class C Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.25% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.95% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment ($9,550 with 4.50% sales load) and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Tactical Rotation Fund - Class A Shares versus the S&P 500 Total Return Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Since	Inception
May 31, 2021	Year	Inception	Date
Class A Shares - No Sales Load	29.50%	6.04%	04/02/18
Class A Shares - 4.50% Maximum Sales Load	23.92%	4.51%	04/02/18
S&P 500 Total Return Index	40.32%	18.89%	N/A

		(Continued)

Adaptive Tactical Rotation Fund - Class A Shares

Performance Update (Unaudited)

For the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 1.50% of the average daily net assets of the Fund through September 30, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would be 2.20% per the Fund’s most recent prospectus dated October 1, 2020.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Tactical Rotation Fund

Schedule of Investments

As of May 31, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 97.54%

Consumer Staples - 8.65%
Consumer Staples Select Sector SPDR Fund	24,565	$1,739,447

Growth - 13.32%
SPDR Portfolio S&P 500 Growth ETF	44,864	2,679,727

Health Care - 8.70%
Health Care Select Sector SPDR Fund	14,162	1,750,423

Income - 25.76%
iShares Core High Dividend ETF	25,838	2,534,708
Vanguard Dividend Appreciation ETF	16,996	2,646,277
		5,180,985
Industrials - 5.31%
Invesco DB Agriculture Fund	57,446	1,067,921

Large-Cap - 7.84%
SPDR S&P 500 ETF Trust	3,754	1,576,830

Materials - 19.05%
iShares U.S Home Construction ETF	13,902	999,832
Materials Select Sector SPDR Fund	20,884	1,822,338
SPDR S&P Homebuilders ETF	13,466	1,009,546
		3,831,716
Real Estate - 8.91%
Real Estate Select Sector SPDR Fund	41,403	1,791,094

Total Exchange-Traded Products (Cost $18,814,714)		19,618,143

SHORT-TERM INVESTMENT - 2.50%
§ Fidelity Investments Money Market Government Portfolio -
Institutional Class, 0.01%	503,811	503,811

Total Short-Term Investment (Cost $503,811)		503,811

Investments, at Value (Cost $19,318,525) - 100.04%		$20,121,954

Liabilities in Excess of Other Assets - (0.04)%		(8,119)

Net Assets - 100.00%		$20,113,835

§ Represents 7 day effective yield as of May 31, 2021.

		(Continued)

Adaptive Tactical Rotation Fund

Schedule of Investments

As of May 31, 2021

Summary of Investments

	% of Net Assets	Value
Exchange-Traded Products:
Consumer Staples	8.65%	$1,739,447
Growth	13.32%	2,679,727
Health Care	8.70%	1,750,423
Income	25.76%	5,180,985
Industrials	5.31%	1,067,921
Large-Cap	7.84%	1,576,830
Materials	19.05%	3,831,716
Real Estate	8.91%	1,791,094
Short-Term Investment	2.50%	503,811
Other Assets Less Liabilities	-0.04%	(8,119)
Total Net Assets	100.00%	$20,113,835

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2021

Assets:
Investments, at value (cost $19,318,525)	$20,121,954
Receivables:
Fund shares sold	33,329
Dividends	6
Prepaid expenses:
Registration and filing expenses	7,300
Fund accounting fees	3,133

Total assets	20,165,722

Liabilities:
Due to custodian	76
Payables:
Fund shares purchased	5,050
Accrued expenses:
Professional fees	23,124
Shareholder fulfillment fees	10,367
Custody fees	4,532
Trustee fees and meeting expenses	3,054
Administration fees	1,619
Advisory fees	1,550
Transfer agent fees	950
Distribution and service fees - Class C Shares and Class A Shares	674
Security pricing fees	370
Insurance expenses	353
Miscellaneous expenses	162
Compliance fees	6

Total liabilities	51,887

Total Net Assets	$20,113,835

Net Assets Consist of:
Paid in capital	$23,433,989
Accumulated deficit	(3,320,154)

Total Net Assets	$20,113,835

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,423,481
Net Assets	$19,020,991
Net Asset Value, Offering Price and Redemption Price Per Share	$13.36

Class C Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	79,257
Net Assets	$995,845
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$12.56

Class A Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	10,124
Net Assets	$96,999
Net Asset Value and Redemption Price Per Share	$9.58
Maximum Offering Price Per Share ($9.58 ÷ 95.50%)(b)	$10.03
(a)	Contingent deferred sales charge for Class C Shares is imposed on shares redeemed within one year of the purchase date (note 1).
(b) The Fund charges a 4.50% maximum sales load on all initial purchases.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Statement of Operations

For the fiscal year ended May 31, 2021

Investment Income:
Dividends	$249,820

Total Investment Income	249,820

Expenses:
Advisory fees (note 2)	189,211
Registration and filing expenses	57,654
Fund accounting fees (note 2)	40,947
Professional fees	37,304
Transfer agent fees (note 2)	36,581
Administration fees (note 2)	30,453
Shareholder fulfillment fees	23,467
Distribution and service fees - Class C Shares (note 4)	11,618
Compliance fees (note 2)	11,618
Custody fees (note 2)	11,369
Trustee fees and meeting expenses (note 3)	4,691
Insurance expenses	4,433
Security pricing fees	2,940
Miscellaneous expenses (note 2)	1,774
Interest expense	700
Distribution and service fees - Class A Shares (note 4)	260

Total Expenses	465,020

Fees waived and reimbursed by Advisor (note 2)	(205,439)

Net Expenses	259,581

Net Investment Loss	(9,761)

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	5,574,810
Net change in unrealized depreciation on investments	(643,002)

Net Realized and Unrealized Gain on Investments	4,931,808

Net Increase in Net Assets Resulting from Operations	$4,922,047

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Statements of Changes in Net Assets

For the fiscal year ended May 31,			2021	2020

Operations:
Net investment income (Loss)			$ (9,761)	$ 176,637
Net realized gain (loss) from investment transactions			5,574,810	(1,773,728)
Net change in unrealized appreciation (depreciation) on investments			(643,002)	890,097

Net Increase (Decrease) in Net Assets Resulting from Operations			4,922,047	(706,994)

Distributions to Shareholders:
Institutional Class Shares			(175,361)	(899,006)
Class C Shares			-	(26,127)
Class A Shares			(839)	(5,867)

Net Decrease in Net Assets Resulting from Distributions			(176,200)	(931,000)

Beneficial Interest Transactions:
Shares sold			7,468,928	7,651,188
Reinvested dividends and distributions			171,698	897,756
Shares repurchased			(12,513,175)	(60,649,474)

Decrease from Beneficial Interest Transactions			(4,872,549)	(52,100,530)

Net Decrease in Net Assets			(126,702)	(53,738,524)

Net Assets:
Beginning of Year			20,240,537	73,979,061
End of Year			$20,113,835	$ 20,240,537

Share Information:	May 31, 2021		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	606,509	$ 7,462,390	657,769	$ 7,633,434
Reinvested dividends and distributions	13,971	170,859	70,525	866,047
Shares repurchased	(1,027,019)	(12,062,968)	(5,072,896)	(59,675,291)
Net Decrease in Shares of
Beneficial Interest	(406,539)	(4,429,719)	(4,344,602)	$(51,175,810)
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	395	$ 4,038	866	$ 9,412
Reinvested dividends and distributions	-	-	2,254	26,127
Shares repurchased	(34,396)	(411,018)	(79,278)	(870,559)
Net Decrease in Shares of
Beneficial Interest	(34,001)	$ (406,980)	(76,158)	$ (835,020)
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	265	$ 2,500	1,016	$ 8,342
Reinvested dividends and distributions	96	839	632	5,582
Shares repurchased	(4,616)	(39,189)	(12,844)	(103,624)
Net Decrease in Shares of
Beneficial Interest	(4,255)	$ (35,850)	(11,196)	$ (89,700)

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020		2019	2018	2017

Net Asset Value, Beginning of Year	$10.40	$11.61		$13.76	$12.78	$11.26

Income (Loss) from Investment Operations:
Net investment income (d)	-	0.06		0.13	0.09	0.08
Net realized and unrealized gain (loss)
on investments	3.09	(0.94)		(0.75)	0.97	1.44

Total from Investment Operations	3.09	(0.88)		(0.62)	1.06	1.52

Less Distributions From:
Net investment income	(0.13)	(0.33)		(0.10)	(0.08)	-
Net realized gains	-	-		(1.43)	-	-

Total Distributions	(0.13)	(0.33)		(1.53)	(0.08)	-

Net Asset Value, End of Year	$13.36	$10.40		$11.61	$13.76	$12.78

Total Return (a)	29.80%	(7.98)%		(3.38)%	8.28%	13.50%

Net Assets, End of Year (in thousands)	$19,021	$19,027		$71,697	$129,034	$89,872

Ratios of:
Interest Expense to Average Net Assets	-	0.00%	(e)	-	-	-
Gross Expenses to Average Net Assets (b)	2.34%	1.80%		1.34%	1.30%	1.41%
Net Expenses to Average Net Assets (b)	1.25%	1.25%		1.25%	1.25%	1.40%
Net Investment Income to Average
Net Assets (b)(c)	0.06%	0.49%		1.03%	0.66%	0.64%

Portfolio turnover rate	529.41%	624.45%		379.14%	80.28%	166.56%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Less than 0.01% of net assets.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Financial Highlights
	Class C Shares
For a share outstanding during	May 31,
each of the fiscal years ended	2021	2020		2019	2018	2017	(e)

Net Asset Value, Beginning of Year	$9.77	$10.91		$13.16	$12.36	$10.99

Income (Loss) from Investment Operations:
Net investment loss (d)	(0.10)	(0.06)		(0.01)	(0.04)	(0.02)
Net realized and unrealized gain (loss)
on investments	2.89	(0.89)		(0.71)	0.92	1.39

Total from Investment Operations	2.79	(0.95)		(0.72)	0.88	1.37

Less Distributions From:
Net investment income	-	(0.19)		(0.10)	(0.08)	-
Net realized gains	-	-		(1.43)	-	-

Total Distributions	-	(0.19)		(1.53)	(0.08)	-

Net Asset Value, End of Year	$12.56	$9.77		$10.91	$13.16	$12.36

Total Return (a)	28.56%	(8.96)%		(4.35)%	7.10%	12.47%

Net Assets, End of Year (in thousands)	$996	$1,107		$2,066	$2,713	$2,076

Ratios of:
Interest Expense to Average Net Assets	-	0.00%	(f)	-	-	-
Gross Expenses to Average Net Assets (b)	3.36%	2.80%		2.34%	2.30%	2.41%
Net Expenses to Average Net Assets (b)	2.25%	2.25%		2.25%	2.25%	2.40%
Net Investment Loss to Average
Net Assets (b)(c)	(0.90)%	(0.53)%		(0.10)%	(0.32)%	(0.14)%

Portfolio turnover rate	529.41%	624.45%		379.14%	80.28%	166.56%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e)	As of February 24, 2017, the "Advisor Class" Shares were renamed to the "Class C" Shares. There were no other changes to this class of shares.
(f) Less than 0.01% of net assets.

See Notes to Financial Statements

Adaptive Tactical Rotation Fund

Financial Highlights
	Class A Shares
For a share outstanding during each	May 31,
of the fiscal years or period ended	2021	2020		2019	2018	(i)

Net Asset Value, Beginning of Period	$7.47	$8.42		$10.49	$10.00

Income from Investment Operations:
Net investment income (loss) (f)	(0.02)	0.02		0.05	(0.02)
Net realized and unrealized gain (loss) on investments	2.22	(0.66)		(0.59)	0.51

Total from Investment Operations	2.20	(0.64)		(0.54)	0.49

Less Distributions From:
Net investment income	(0.09)	(0.31)		(0.10)	-
Net realized gains	-	-		(1.43)	-

Total Distributions	(0.09)	(0.31)		(1.53)	-

Net Asset Value, End of Period	$9.58	$7.47		$8.42	$10.49

Total Return (c)(g)	29.50%	(8.17)%		(3.69)%	4.90%	(b)

Net Assets, End of Period (in thousands)	$97	$107		$215	$47

Ratios of:
Interest Expense to Average Net Assets	-	0.00%	(j)	-	-
Gross Expenses to Average Net Assets (d)	2.59%	2.05%		1.59%	1.61%	(a)
Net Expenses to Average Net Assets (d)	1.50%	1.50%		1.50%	1.50%	(a)
Net Investment Income (Loss) to Average Net Assets (d)(e)	(0.18)%	0.23%		0.55%	(1.49)%	(a)

Portfolio turnover rate	529.41%	624.45%		379.14%	80.28%	(b)(h)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Calculated using the average shares method.
(g) Does not include impact of sales charge, if any.
(h)	Portfolio turnover rate is calculated based on the entire Fund, not the Class A Shares.
(i)	For a share outstanding during the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018.
(j) Less than 0.01% of net assets.

See Notes to Financial Statements

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

1.	Organization and Significant Accounting Policies

The Adaptive Funds (“Funds”), formerly known as the Cavalier Funds, are series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund is a separate, diversified series of the Trust.

The Adaptive Fundamental Growth Fund seeks to achieve its investment objective of capital appreciation by principally investing in domestic stocks that the portfolio manager believes to have above-average growth potential relative to their peers.
The Adaptive Hedged High Income Fund, seeks to achieve its investment objective of current income and real return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research.
The Adaptive Hedged Multi-Asset Income Fund, formerly known as Adaptive Hedged Income Fund, seeks to achieve its investment objective of total return by investing in other investment companies, including mutual funds and ETFs that are registered under the 1940 Act, or making direct investments.
The Adaptive Tactical Outlook Fund, formerly known as Adaptive Tactical Economic Fund, seeks to achieve its investment objective of total return by investing in ETFs as well as other funds that are registered under the 1940 Act and not affiliated with the Fund.
The Adaptive Tactical Rotation Fund, formerly known as Cavalier Tactical Rotation Fund, seeks to achieve its investment objective of capital appreciation by investing in ETFs that are registered under the 1940 Act and not affiliated with the Fund.
Each Fund currently has an unlimited number of authorized shares, which are divided into three classes – Institutional Class Shares, Class C Shares, and Class A Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.
The Class C Shares and Class A Shares are subject to distribution plan fees as described in Note 4.  Each Fund’s Class C Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the purchase date.  This amount is paid to Capital Investment Group, Inc. (the “Distributor”).  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. Class C Shares held longer than seven years will automatically convert into Institutional Class Shares.  Class A Shares have an initial sales charge of 4.50%, but there is no automatic conversion of Class A Shares into any other Class of Shares.
As of May 31, 2021, the Adaptive Fundamental Growth Fund, the Adaptive Tactical Outlook Fund, and the Adaptive Tactical Rotation Fund were the only Funds with active Class A Shares.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021
The Date of Initial Public Investment for each Fund and Class of Shares is as follows:
Fund	Institutional Class Shares	Class C Shares	Class A Shares
Adaptive Fundamental Growth Fund	October 17, 2013	November 4, 2013	March 13, 2018
Adaptive Hedged High Income Fund	September 20, 2012	September 26, 2012	-
Adaptive Hedged Multi-Asset Income Fund	October 2, 2009	February 25, 2011	-
Adaptive Tactical Outlook Fund	September 20, 2012	September 26, 2012	October 18, 2018
Adaptive Tactical Rotation Fund	September 20, 2012	September 26, 2012	April 2, 2018

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Funds follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.  Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2021 for each Fund’s investments measured at fair value:

Adaptive Fundamental Growth Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Common Stocks*	$48,098,567	$48,098,567	$-	$-
Exchange-Traded Products*	2,114,920	2,114,920	-	-
Short-Term Investment	5,199,616	5,199,616	-	-
Total Assets	$55,413,103	$55,413,103	$-	$-

Adaptive Hedged High Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$6,225,707	$6,225,707	$-	$-
Common Stocks*	411,126	411,126	-	-
Short-Term Investment	186,988	186,988	-	-
Total Assets	$6,823,821	$6,823,821	$-	$-

Adaptive Hedged Multi-Asset Income Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Preferred Stock	$500,000	$-	$500,000	$-
Exchange-Traded Products*	15,992,542	15,992,542	-	-
Collateralized Mortgage Obligations*	4,424,030	-	4,424,030	-
Short-Term Investment	2,122,608	2,122,608	-	-
Total Assets	$23,039,180	$18,115,150	$4,924,030	$-

Adaptive Tactical Outlook Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$11,205,719	$11,205,719	$-	$-
Short-Term Investment	1,326,499	1,326,499	-	-
Total Assets	$12,532,218	$12,532,218	$-	$-

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

Adaptive Tactical Rotation Fund (a)
Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$19,618,143	$19,618,143	$-	$--
Short-Term Investment	503,811	503,811	-	-
Total Assets	$20,121,954	$20,121,954	$-	$-
*Refer to the Schedules of Investments for a breakdown by Industry.
(a) The Funds held no Level 3 securities during the fiscal year ended May 31, 2021.

Purchased Options
When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Derivative Financial Instruments
The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Funds to gains or losses in excess of the amounts shown on each Funds’ Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Funds’ independent pricing services and the Funds’ net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in Investments, at value on the Statement of Assets and Liabilities for options purchased.  Net realized gains and losses and net change in unrealized appreciation and depreciation on these contracts for the year are included in the Realized and Unrealized Gain on Investments on each Funds’ Statement of Operations for options purchased. The Funds had no open option positions as of the fiscal year ended May 31, 2021.

The following table sets forth the effect of the derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2021 for the below Fund as follows:

Adaptive Fundamental Growth Fund
Derivative Type	Location	Gains/Losses

Equity Contracts – purchased options	Net realized loss from investments	$ (302,043)

Equity Contracts – purchased options	Net change in unrealized appreciation on investments	$ 106,567

Investments in the Funds are subject to the following options risks:

Risks from Purchasing Options. If a call or put option purchased by the Funds is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Funds will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Funds’ strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Funds seek to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Investments in the Funds may also be subject to counterparty risk on derivatives. This risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Funds when they are due.  As a result, the Funds’ income might be reduced, the value of the Funds’ investment might fall, and/or the Funds could lose the entire amount of their investment.  Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes to economic, social, or political conditions in general can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Funds may declare and distribute dividends from net investment income (if any) monthly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
Each Fund pays a monthly advisory fee to Cavalier Investments, LLC d/b/a Adaptive Investments, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

See the table below for the advisory fee rates and amounts earned by the Advisor from each Fund during fiscal year ended May 31, 2021:

Fund	Advisory Fee Rate June 1, 2020 - May 31, 2021	Amount Earned	Amount Waived by Advisor (a)	Expenses Reimbursed by Advisor
Adaptive Fundamental Growth Fund	1.00%	$ 550,447	$ 224,257	$ -
Adaptive Hedged High Income Fund	1.00%	99,538	99,538	108,101
Adaptive Hedged Multi Asset Income Fund	1.00%	391,837	238,223	-
Adaptive Tactical Outlook Fund	1.00%	124,144	124,144	82,729
Adaptive Tactical Rotation Fund	1.00%	189,211	189,211	16,228

(a)	Waivers and expense reimbursements are not subject to recoupment.

The Advisor has engaged sub-advisors to provide day to day portfolio management for some of the Funds.  Each sub-advisor is paid directly by the Advisor based upon the average daily net assets and calculated at an annual rate. See the table below for the sub-advisory fee rates and amounts paid by the Advisor to the Sub-Advisor for each sub-advised Fund during the fiscal year ended May 31, 2021:

Fund	Sub-Advisors	Sub-Advisory Fee Rate	Sub-Advisory Fee Received

Adaptive Fundamental Growth Fund	Navellier & Associates, Inc.*	0.30% (on AUM over $20M)	$ -

Adaptive Hedged Multi-Asset Income Fund	Buckhead Capital Management, LLC**	0.10% (on AUM over $10M) and 0.32% (on AUM over $20M)	42,922

*As of June 2, 2020, Navellier and Associates, Inc. (“Navellier”) was no longer being compensated for managing the assets of the Adaptive Fundamental Growth Fund under the Sub-Advisor Agreement and ceased providing services under the Sub-Advisory Agreement as of June 15, 2020. Adaptive Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.
**As of September 30, 2020, Buckhead Capital Management, LLC no longer managed the assets of the Adaptive Hedged Multi-Asset Income Fund.  Adaptive Investments, LLC continues to serve as Advisor to the Fund and has taken over management of the Fund’s assets.

Expense Limitation
The Advisor has entered into a contractual expense limitation agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Funds, under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than the following percentages of the average daily net assets of the Institutional Class Shares, Class C Shares, and Class A Shares of the Funds:

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

Fund	Institutional Class Shares	Class C Shares	Class A Shares
Adaptive Fundamental Growth Fund	1.25%	2.25%	1.50%
Adaptive Hedged High Income Fund	1.25%	2.25%	1.50%
Adaptive Hedged Multi-Asset Income Fund	1.25%	2.25%	1.50%
Adaptive Tactical Outlook Fund	1.25%	2.25%	1.50%
Adaptive Tactical Rotation Fund	1.25%	2.25%	1.50%

Administrator
Each Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of each Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.  These fees are included in miscellaneous fees on the Statements of Operations.

A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

The Funds incurred the following amounts in Administration fees for the fiscal year ended May 31, 2021:

Fund
Adaptive Fundamental Growth Fund	$ 60,733
Adaptive Hedged High Income Fund	28,877
Adaptive Hedged Multi-Asset Income Fund	44,302
Adaptive Tactical Outlook Fund	28,901
Adaptive Tactical Rotation Fund	30,453

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

The Funds incurred the following amounts in Fund Accounting fees for the fiscal year ended May 31, 2021:

Fund
Adaptive Fundamental Growth Fund	$ 44,627
Adaptive Hedged High Income Fund	34,210
Adaptive Hedged Multi-Asset Income Fund	37,134
Adaptive Tactical Outlook Fund	40,296
Adaptive Tactical Rotation Fund	40,947

The Funds incurred the following amounts in Custody fees for the fiscal year ended May 31, 2021:

Fund
Adaptive Fundamental Growth Fund	$ 20,743
Adaptive Hedged High Income Fund	9,453
Adaptive Hedged Multi-Asset Income Fund	20,424
Adaptive Tactical Outlook Fund	7,671
Adaptive Tactical Rotation Fund	11,369

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Funds for its services pursuant to the Compliance Services Agreement with the Funds.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Funds pursuant to the Transfer Agent’s fee arrangements with the Funds.

The Funds incurred the following amounts in Transfer Agent fees for the fiscal year ended May 31, 2021:

Fund
Adaptive Fundamental Growth Fund	$ 56,318
Adaptive Hedged High Income Fund	27,814
Adaptive Hedged Multi-Asset Income Fund	29,040
Adaptive Tactical Outlook Fund	36,619
Adaptive Tactical Rotation Fund	36,581

The Transfer Agent Fees disclosed on the Statement of Operations for the Funds include fees paid by the Funds to a Sub-Transfer Agent for certain services.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds’ fee arrangements with the Distributor.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Funds.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee will receive $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings. Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.	Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

See the table below for the Distribution and Service Fees of the Class C Shares and Class A Shares for each Fund during the fiscal year ended May 31, 2021:
Fund	Amount Incurred
	Class C Shares	Class A Shares
Adaptive Fundamental Growth Fund	$ 27,133	$ 1,977
Adaptive Hedged High Income Fund	4,897	-
Adaptive Hedged Multi-Asset Income Fund	42,736	-
Adaptive Tactical Outlook Fund	7,876	63
Adaptive Tactical Rotation Fund	11,618	260

5.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
	Purchases of Securities	Proceeds from Sales of Securities
Adaptive Fundamental Growth Fund	$ 79,085,271	$ 115,767,301
Adaptive Hedged High Income Fund	12,896,155	22,384,115
Adaptive Hedged Multi-Asset Income Fund	49,433,349	67,167,836
Adaptive Tactical Outlook Fund	16,059,364	19,960,521
Adaptive Tactical Rotation Fund	89,449,962	90,882,466

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2021.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2021 open taxable years consisted of the taxable years ended May 31, 2018 through May 31, 2021. No examination of tax returns is currently in progress for any of the Funds.

Distributions during the fiscal years ended below were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal year ended	Ordinary Income	Long-Term Capital Gains
Adaptive Fundamental Growth Fund	05/31/2021	$ -	$ 4,212,000
	05/31/2020	31,002	-
Adaptive Hedged High Income Fund	05/31/2021	326,711	-
	05/31/2020	722,934	-
Adaptive Hedged Multi-Asset Income Fund	05/31/2021	1,043,130	-
	05/31/2020	1,394,755	-
Adaptive Tactical Outlook Fund	05/31/2021	-	-
	05/31/2020	218,000	-
Adaptive Tactical Rotation Fund	05/31/2021	176,200	-
	05/31/2020	931,000	-

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses and taxable overdistributions and have no impact on the net assets of the Funds.

For the year ended May 31, 2021, the following reclassifications were necessary:

	Paid-In Capital	Distributable Earnings/Accumulated Loss
Adaptive Fundamental Growth Fund	$(354,262)	$ 354,262
Adaptive Hedged Multi-Asset Income Fund	(41)	41

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

At May 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

	Adaptive Fundamental Growth Fund	Adaptive Hedged High Income Fund
Cost of Investments	$ 46,040,274	$ 6,562,169

Gross Unrealized Appreciation	9,839,021	263,092
Gross Unrealized Depreciation	(466,192)	(1,440)
Net Unrealized Appreciation	$ 9,372,829	$ 261,652

Undistributed Net Investment Income	-	6
Capital Loss Carryforward	-	(2,242,767)
Undistributed Long-Term Capital Gain	6,357,361	-

Distributable Earnings/Accumulated Deficit	$ 15,730,190	$ (1,981,109)

	Adaptive Hedged Multi-Asset Income Fund	Adaptive Tactical Outlook Fund	Adaptive Tactical Rotation Fund
Cost of Investments	$22,927,730	$10,683,591	$19,318,525

Gross Unrealized Appreciation	414,118	1,851,746	820,178
Gross Unrealized Depreciation	(302,668)	(3,119)	(16,749)

Net Unrealized Appreciation	$ 111,450	$1,848,627	$ 803,429

Capital Loss Carryforward	(2,085,932)	(303,673)	(4,113,763)
Late Year Loss Deferral	-	(9,257)	(9,820)

Distributable Earnings/Accumulated Deficit	$(1,974,482)	$1,535,697	$(3,320,154)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

Capital Loss Carryforwards
Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2021 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. The Adaptive Hedged High Income Fund has a capital loss carryforward of $2,242,767, of which $1,687,513 is short-term in nature and $555,254 is long-term in nature. The Adaptive Hedged Multi-Asset Hedged Income Fund has a capital loss carryforward of $2,085,932, all of which is long-term in nature. The Adaptive Tactical Outlook Fund has a capital loss carryforward of $303,673, all of which is long-term in nature. The Adaptive Tactical Rotation Fund has a capital loss carryforward of $4,113,763, all of which is short-term in nature. The capital loss carryforwards have no expiration date.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

Late Year Loss Deferrals
For tax purposes, the current late year losses of $9,257 in the Adaptive Tactical Outlook Fund were incurred during the period from January 1, 2021 through May 31, 2021.  The current late year losses of $9,820 in the Adaptive Tactical Rotation Fund were also incurred during the period from January 1, 2021 through May 31, 2021.  These losses will be recognized for tax purposes on the first business day of the Fund’s next fiscal year, June 1, 2021.

7.   Concentration of Risk

The Adaptive Hedged High Income Fund currently invests a significant portion of its assets in the Goldman Sachs Access High Yield Corporate Bond ETF (“Goldman”) and iShares Broad USD High Yield Corporate Bond ETF (“iShares”).  The Adaptive Hedged High Income Fund may redeem its investment from Goldman or iShares at any time if the Advisor determines that it is in the best interest of the Adaptive Hedged High Income Fund and its shareholders to do so.  The performance of the Adaptive Hedged High Income Fund may be directly affected by the performance of Goldman and/or iShares. The financial statements of Goldman, including the portfolio of investments, can be found at Goldman’s website, www.gsam.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Adaptive Hedged High Income’s financial statements.  The financial statements of iShares, including the portfolio of investments, can be found at iShares’s website, www.ishares.com, or the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Adaptive Hedged High Income Fund’s financial statements. As of May 31, 2021, the Adaptive Hedged High Income Fund’s net assets invested in Goldman and iShares were 25.56% and 31.40%, respectively.

8.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.

As of May 31, 2021, Charles Schwab & Co. held 30.49% of the Adaptive Hedged Multi-Asset Income Fund.

As of May 31, 2021, LPL Financial held 48.00% of the Adaptive Fundamental Growth Fund, 29.82% of the Adaptive Tactical Outlook Fund, and 29.57% of the Adaptive Tactical Rotation Fund.

As of May 31, 2021, Pershing LLC held 40.07% of the Adaptive Hedged High Income Fund, 35.35% of the Adaptive Hedged Multi-Asset Income Fund, 38.41% of the Adaptive Tactical Outlook Fund, and 41.77% of the Adaptive Tactical Rotation Fund.

The Funds have no knowledge as to whether all or any portion of the shares of record owned by Pershing LLC, Charles Schwab & Co., and LPL Financial are also owned beneficially.

9.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

10.   Borrowings

The Funds established a borrowing agreement with Interactive Brokers, LLC for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies.  Interest expense in the Funds relates to the negative daily cash balance held at Interactive Brokers, LLC. The Adaptive Fundamental Growth Fund had negative daily cash balances at Interactive Brokers, LLC during the fiscal year ended May 31, 2021.  The interest expense that accrued is reflected on the Statement of Operations for the Fund and is deemed immaterial based on the average net assets of the Fund.

(Continued)

Adaptive Funds
Notes to Financial Statements
As of May 31, 2021

11.   Reorganization

At a meeting held on March 11, 2021, the Board of Trustees of the Starboard Investment Trust (the “Board”) approved the reorganization of the Adaptive Fundamental Growth Fund, Adaptive Hedged High Income Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund (the “Mutual Funds”) into new exchange-traded series of the Trust (the “Reorganizations”). The Reorganizations will occur pursuant to an Agreement and Plan of Reorganization, whereby the Mutual Funds will transfer all of their assets and liabilities to the AI Quality Growth ETF, Adaptive Hedged High Income ETF, Adaptive Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF (the “ETFs”), newly organized series of the Starboard Investment Trust in tax-free reorganizations.  The investment objectives, principal investment strategies, and portfolio management will remain the same after the Reorganizations.  A Combined Information Statement and Prospectus containing information on the ETFs, reasons for the proposed Reorganizations and benefits to the Mutual Funds’ shareholders will be mailed before the consummation of the Reorganizations to shareholders of the Mutual Funds.

12.   Subsequent Events

Distributions
Per share distributions during the subsequent period were as follows:

Fund	Class	Record Date	Ex-Date/Payable Date	Ordinary Income
Adaptive Hedged High Income Fund	Institutional Class	6/25/2021	6/28/2021	$0.01911
	Class C	6/25/2021	6/28/2021	$0.01063
Adaptive Hedged Multi- Asset Income Fund	Institutional Class	6/25/2021	6/28/2021	$0.02524
	Class C	6/25/2021	6/28/2021	$0.01722

Fund	Class	Record Date	Ex-Date/Payable Date	Ordinary Income
Adaptive Hedged High Income Fund	Institutional Class	7/28/2021	7/29/2021	$0.022547
	Class C	7/28/2021	7/29/2021	$0.011259
Adaptive Hedged Multi- Asset Income Fund	Institutional Class	7/28/2021	7/29/2021	$0.028117
	Class C	7/28/2021	7/29/2021	$0.018726

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Adaptive Fundamental Growth Fund, Adaptive Hedged High Income Fund, Adaptive Hedged Multi-Asset Income Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Adaptive Fundamental Growth Fund (formerly, Cavalier Fundamental Growth Fund), Adaptive Hedged High Income Fund (formerly, Cavalier Hedged High Income Fund), Adaptive Hedged Multi-Asset Income Fund (formerly, Cavalier Adaptive Income Fund), Adaptive Tactical Outlook Fund (formerly, Cavalier Tactical Economic Fund), and Adaptive Tactical Rotation Fund (formerly, Cavalier Tactical Rotation Fund), each a series of shares of beneficial interest in Starboard Investment Trust (the “Funds”), including the schedules of investments, as of May 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and their financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of May 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the periods noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Financial Highlights Presented
Adaptive Fundamental Growth Fund
For each of the years in the five-year period ended May 31, 2021 for Institutional Class Shares and Class C Shares and for each of the years in the three-year period ended May 31, 2021 and for the period from March 13, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Adaptive Hedged High Income Fund	For each of the years in the five-year period ended May 31, 2021
Adaptive Hedged Multi- Asset Income Fund	For each of the years in the five-year period ended May 31, 2021
Adaptive Tactical Outlook Fund
For each of the years in the five-year period ended May 31, 2021 for Institutional Class Shares and Class C Shares and for each of the years in the two-year period ended May 31, 2021 and the period from October 18, 2018 (Date of Initial Public Investment) through May 31, 2019 for Class A Shares

Adaptive Tactical Rotation Fund
For each of the years in the five-year period ended May 31, 2021 for Institutional Class Shares and Class C Shares and for each of the years in the three-year period ended May 31, 2021 and for the period from April 2, 2018 (Date of Initial Public Investment) through May 31, 2018 for Class A Shares

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
July 28, 2021

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  Each Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund’s fiscal period end regarding the federal tax status of certain distributions received by shareholders during each fiscal period.

Each of the funds listed below had the following distribution information for the fiscal year ended May 31, 2021.

	Ordinary Income	Long-Term Capital Gains
Adaptive Fundamental Growth Fund	$ -	$ 4,212,000
Adaptive Hedged High Income Fund	326,711	-
Adaptive Hedged Multi-Asset Income Fund	1,043,130	-
Adaptive Tactical Outlook Fund	-	-
Adaptive Tactical Rotation Fund	176,200	-

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Adaptive Fundamental Growth Fund	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,087.90	$6.51	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,082.20	$11.68	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$1,086.80	$7.80	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

Adaptive Hedged High Income Fund	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,034.40	$6.34	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,029.80	$11.39	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

Adaptive Hedged Multi-Asset Income Fund	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,012.40	$6.27	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,010.40	$11.28	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%

(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

Adaptive Tactical Outlook Fund	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,142.40	$6.68	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,136.60	$11.99	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$1,273.70	$8.50	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

Adaptive Tactical Rotation Fund	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,139.10	$6.67	1.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C Shares
Actual	$1,000.00	$1,133.60	$11.97	2.25%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.71	$11.30	2.25%
Class A Shares
Actual	$1,000.00	$1,138.10	$8.00	1.50%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

*Expenses are equal to the average account value over the period multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Approval of Investment Advisory Agreement

Investment Advisory Agreement with the Advisor

In connection with the regular Board meeting held on December 10, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Funds (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since the Advisor began managing the Funds (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Funds’ investment objectives, policies and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares (although no portion of the investment advisory fee was targeted to pay  distribution expenses).  The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the financial condition of the Advisor.  It was noted that there had been no change in personnel.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

(ii) Performance.  The Trustees compared the performance of the Funds with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average).  The Trustees also considered the consistency of the Advisor’s management of the Funds with its investment objective, policies, and limitations. The Trustees made the following observations regarding the performance of each of the Funds.

Adaptive Fundamental Growth Fund: The Trustees noted that the Fund underperformed the category for all periods but outperformed the peer group for all periods.  The Trustees noted that the Advisor made adjustments to the Fund’s strategy in September 2020 and that the Advisor believed that the Fund was not properly categorized by Lipper.

Adaptive Hedged High Income Fund: The Trustees noted that the Fund had outperformed the peer group for all periods.  The Trustees noted that the Fund had underperformed the category for the 5-year and since-inception periods but outperformed for the 1-year period.  The Trustees considered the Advisor’s explanation that the strategy of the Fund may lose some performance as compared to the category in short-term down markets but should offer enhanced returns over full market cycles.

Adaptive Hedged Multi-Asset Income Fund: The Trustees noted that the Fund had underperformed the category for all periods.  The Trustees noted that the Fund had underperformed the peer group for the 5-year, 10-year and since inception periods but outperformed the peer group for the 1-year period.  The Trustees noted that the Advisor believed that the underperformance was largely because the Fund had limited duration and interest rate risk and offered less risk than the category.  The Advisor also noted that it had expanded the Fund’s holdings in order to increase yield and overall performance while attempting to mitigate risk in down markets.

Adaptive Tactical Outlook Fund: The Trustees noted that the Fund had underperformed the peer group and the category for the 1-year and 5-year periods while outperforming the peer group for the since inception period.  The Trustees considered that the Advisor believed the Fund was performing as expected for its strategy against its peer group.  The Trustees noted that the Advisor believes that the Fund is miscategorized by Lipper, which is why it underperformed the category.

Adaptive Tactical Rotation Fund: The Trustees noted that the Fund underperformed the category for all periods and underperformed the peer group for the 1-year and 5-year periods but outperformed the peer group for the since inception period.  The Advisor noted that the under performance of the peer group was due to defensive positioning and the underperformance of the category was due to a misalignment between the Fund’s strategy and the category.

After reviewing the investment performance of the Funds, the Advisor’s experience managing the Funds, the historical investment performance, and other factors, the Board concluded that the investment performance of the Funds and the Advisor was satisfactory.

(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

(iii) Fees and Expenses.  The Trustees noted the management fees for the Funds were under the Investment Advisory Agreement. The Trustees noted that the management fee for each Fund was above the average of the peer group and category.  They further discussed that the Advisor believed this was due primarily to the small size of the Funds relative to those comparison groups.  The Trustees considered the Advisor’s unique research and investment process in evaluating the reasonableness of its management fee.

Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Funds were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv) Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the Funds over the past twelve months. The Board noted that the Advisor did not retain a profit for the prior twelve months of operations for any of the Funds except the Adaptive Fundamental Growth Fund.  The Independent Trustees discussed the profitability level of the Advisor, noting, among other factors and circumstances, that the level of profitability was a function of current and expected expenses, and it was important for the Advisor to make a profit in order to have adequate resources to operate the Funds until the Funds reached scale.  After discussion, the Trustees concluded that the Advisor’s level of profitability was not excessive.

(v) Economies of Scale.  In this regard, the Trustees reviewed the Funds’ operational history and noted that the size of the Funds had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Funds’ fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale in the future as the Funds grow.  The Trustees determined that the maximum management fee would stay the same regardless of the Funds’ asset levels but noted the Advisor’s willingness to consider breakpoints in the future as assets grow.  The Trustees noted that the Funds were a relatively small size and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Funds grow.

Conclusion.  Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the Funds.
6.     Liquidity Risk Management Program

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The Funds have adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2019. The Program is intended to provide a framework for: (1) assessing and managing the Funds’ liquidity risk (i.e., the risk that the Funds could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the Funds’ investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Funds’ investments, (3) determining the Funds’ highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the Funds’ illiquid investment limit, and (5) reporting to the Funds’ Board of Trustees. The Board of Trustees designated the individuals serving as the Advisor’s liquidity program administrator to serve as the Trust’s program administrator (the “Trust Program Administrator”) to administer the Program. The Trust Program Administrator established a governance committee to assist the Trust Program Administrator in administering the Program.

(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

Under the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Funds’ reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through November 30, 2020. During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

7.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Funds toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $22,732 during the fiscal year ended May 31, 2021 for their services to the Funds and Trust.

(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	18
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2011 to present, Hillman Capital Management Investment Trust for all its series from 2009 to present, Centaur Mutual Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2016 to present, Leeward Investment Trust for all its series from 2018 to present, and WST Investment Trust for all its series from 2013 to present. (all registered investment companies) Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas from 2011 to present. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019. Previously, member of Board of Visitors of North Carolina Central University School of Business from 1990 to 2016. Previously, Board of Directors of NC Mutual Life Insurance Company from 2004 to 2016. Previously, President and CEO of North Carolina Mutual Life Insurance Company from 2003 to 2015.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	18
Independent Trustee of World Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2002 to present, Leeward Investment Trust for all its series from 2011 to present, and Hillman Capital Management Investment Trust for all its series from 2000 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	18	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	18	None.

(Continued)

Adaptive Funds
Additional Information (Unaudited)
As of May 31, 2021

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary, Principal Accounting Officer and Principal Financial Officer	Since 05/15	Director of Fund Administration, The Nottingham Company since 2008.
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 04/20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

The Adaptive Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Adaptive Investments, LLC
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite #100 Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @: ncfunds.com	World Wide Web @: adaptivefunds.com

Annual Report 2021
For the fiscal year ended May 31, 2021

Adaptive Growth
Opportunities ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Adaptive Growth Opportunities ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Adaptive Growth Opportunities ETF is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Adaptive Growth Opportunities ETF, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Adaptive Growth Opportunities ETF (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://docs.nottinghamco.com/Adaptive or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Adaptive Growth Opportunities ETF:

See Our Web site @ adaptivefunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Annual Letter to Shareholders
(Unaudited)

Dear Investor,
We appreciate the opportunity to present the annual report for the period ending May 31st, 2021.
Macro Commentary
As we enter the mid-point of 2021 the equity markets have continued to rebound strongly from the March 2020 pandemic lows. The first half of 2021 has been characterized as the “Great Re-Opening” as consumer spending was back in full force with vaccines widely distributed with both the economy and employment showing strong signs of recovery. The equity markets have also returned to a lower volatility and risk on environment as the “Great Re-Opening” has been supportive of strong equity earnings, future earnings growth rates, and solid first half 2021 performance. The rapid economic growth combined with additional government stimulus may have potential inflationary pressures. The release of pent-up demand from the consumer, strong housing markets, and consequential supply chain disruptions has investors concerned about rising inflationary expectations. Existing home sales reached the highest level in fourteen years and at the end of May were up 44.64% year over year. Commodity prices have increased substantially in the first half of 2021 and CPI annual year over year was up +5%. The Federal Reserve has acknowledged the potential for rising inflation, but the Committee views recent price increases as transitory in nature and have maintained a zero-rate policy through the first half of 2021.
The equity markets will look to the second half of 2021 with tailwinds from economic reopening and global growth synchronized with US and European recoveries, and thus US and global equities should have some positive momentum in the second half of 2021. Also supportive of risk assets are additional fiscal stimulus and continued monetary support. The potential for additional fiscal stimulus in the form of infrastructure spending should create short to medium term economic growth. The Federal Reserve’s continued focus on its employment mandate and labor conditions post COVID, the Fed will likely only withdraw accommodation in response to substantial progress on their labor objectives or direct evidence of sustained inflation. Risks to this growth scenario will likely center around the release of pent-up demand and potential corporate pricing power leading cyclical inflationary pressures. Currently, the Fed’s expectations are the initial dislocations from reopening will recede and are only temporary. Additional risks to the global synchronized recovery are equity valuation metrics which are near all-time highs. The forward P/E for the S&P 500 over the next 12 months is 21.5x with the historical average of 16.3x. Higher interest rates also pose a risk to global recovery. Current US and global interest rates remain low, however if inflation continues and coincides with stronger than expected economic growth, the Fed may eventually tighten conditions sooner than forecasts are predicting.
With markets today surrounded with heightened inflationary risks, higher equity valuations, and potential US interest rate increases, in our view it will be prudent to avoid unnecessary risks and maintain a disciplined investment philosophy. The portfolio construction of our Adaptive equity and fixed income funds adhere to the theory of adaptive correlation and offer a flexible way to off-set short-term market events. Our goal is not to completely avoid downside in a severe bear market but have portfolios that can mitigate downside volatility. We believe risk management and the effective use of tactical portfolios will serve investors well and help them meet their goals.

Market and Fund Performance Recap
Recapping market performance as of May 31st, the S&P 500 is up +12.62% from the beginning of 2021, and on a total return basis, the Barclays U.S. Aggregate Bond index is down -2.29%. US small cap and mid cap equities have slightly outperformed large cap equities and value outperformed growth YTD. The YTD% returns for international developed markets have been positive also with the S&P Global BMI up +11.45% since the beginning of 2021 through the end of May.
On May 7, 2021, the Growth Opportunities Fund converted from a mutual fund to an ETF structure. The conversion resulted in higher portfolio transparency, lower fees, and improved tax efficiency. The performance of Adaptive Growth Opportunities Fund has kept pace with the S&P Global BMI as the portfolio has been broadly diversified among domestic, international, value, and growth investments. The Fund has not utilized a portfolio hedge for downside protection so far in 2021.
Adaptive Growth Opportunities ETF
For the fiscal year ended May 31, 2021 in the Adaptive Growth Opportunities ETF, the return on the ETF was +46.18%. This compares to a +44.21% for the S&P Global Broad Market TR Index over the same period.
 Summary
Adaptive Investments has designed our suite of products to be suitable for investors seeking the capture of positive performance in up markets along with the comfort of having expected downside protection built into each Fund offering to reduce asset loss in bear markets. Our Funds are built around the concept that investors can experience positive results over a full market cycle, when compared to a static asset allocation, or buy-and- hold investing, with less fear during times of market duress. As markets climb higher and reach new all-time highs in 2021, our goal at Adaptive is to deliver investment products that can achieve market returns in bull markets and tactically seek to manage risk and downside volatility when markets eventually move into bear market territory.

Thank you for the continued opportunity to serve you.

Greg Rutherford	Scott Wetherington
Adaptive Investments	Adaptive Investments

Disclosures:
The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling the Funds at 800-773-3863. Fee waivers and expense reimbursements have positively impacted the Fund’s performance. (RCADP0721003)

Adaptive Growth Opportunities ETF

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Comparison of the Change in Value of a $10,000 Investment
The graph above assumes an initial $10,000 investment and the reinvestment of dividends and capital gains distributions.  This graph depicts the performance of Adaptive Growth Opportunities ETF versus the S&P Global Broad Market TR Index.  It is important to note that the ETF is a professionally managed exchange-traded fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns

As of	One	Five	Since	Inception
May 31, 2021	Year	Year	Inception	Date
Adaptive Growth Opportunities ETF (a)	46.18%	19.48%	13.74%	09/20/12
S&P Global Broad Market TR Index	44.21%	14.61%	11.74%	N/A
(a) NAV Return shown.

				(Continued)

Adaptive Growth Opportunities ETF

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) through May 31, 2021

Performance quoted in the previous graph represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the ETF  through December 31, 2021. The Expense Limitation Agreement may be terminated by the Board of Trustees of the Trust at any time. The Advisor may be reimbursed by the Fund for fees waived and expenses reimbursed by the Advisor pursuant to the Expense Limitation Agreement.  Without the waiver, the expenses would still be 1.55% per the Fund’s most recent prospectus dated May 7, 2021.  An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

Adaptive Growth Opportunities ETF

Schedule of Investments

As of May 31, 2021
	Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 98.08%

Asset Allocation - 1.67%
SPDR Bloomberg Barclays Convertible Securities ETF	30,333	$2,556,162

Commodity - 4.49%
* Invesco DB Commodity Index Tracking Fund	369,522	6,873,109

Communication Services - 6.94%
Amplify Online Retail ETF	39,158	4,685,646
* ETFMG Prime Mobile Payments ETF	85,604	5,937,494
		10,623,140
Financials - 18.00%
Financial Select Sector SPDR Fund	186,286	7,077,005
Invesco Global Listed Private Equity Fund	280,107	4,456,502
iShares U.S. Broker-Dealer & Securities ETF	35,227	3,586,109
SPDR S&P Capital Markets ETF	66,229	6,142,601
SPDR S&P Regional Banking ETF	47,649	3,368,308
Vanguard Financials ETF	31,506	2,946,126
		27,576,651
Health Care - 9.51%
* Invesco DWA Healthcare Momentum ETF	28,218	4,379,998
iShares U.S. Medical Devices ETF	8,072	2,793,719
SPDR S&P Biotechnology ETF	24,752	3,170,731
SPDR S&P Healthcare ETF	37,509	4,226,889
		14,571,337
Industrials - 14.17%
Industrial Select Sector SPDR Fund	53,464	5,620,136
* Invesco DB Agriculture Fund	346,651	6,444,242
iShares Global Timber & Forestry ETF	69,063	6,317,883
SPDR S&P Aerospace & Defense ETF	25,663	3,325,155
		21,707,416
Information Technology - 19.48%
First Trust Cloud Computing ETF	62,228	6,100,211
Global X Lithium & Battery Tech ETF	48,398	3,215,563
* O'Shares Global Internet Giants ETF	52,463	2,778,440
Technology Select Sector SPDR Fund	45,562	6,305,781
VanEck Vectors Gaming ETF	88,172	4,845,933
VanEck Vectors Semiconductor ETF	26,481	6,598,800
		29,844,728
International - 12.85%
iShares MSCI Austria ETF	87,960	2,219,231
iShares MSCI EAFE ETF	85,924	6,945,237
iShares MSCI Korea ETF	30,090	2,769,183
iShares MSCI Taiwan ETF	52,019	3,243,905
VanEck Vectors Vietnam ETF	228,738	4,501,564
		19,679,120
		(Continued)

Adaptive Growth Opportunities ETF

Schedule of Investments - Continued

As of May 31, 2021
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - CONTINUED

Materials - 7.12%
SPDR S&P Homebuilders ETF		99,004	$7,422,330
Vanguard Materials ETF		18,184	3,480,054
			10,902,384
Science & Technology - 3.85%
Invesco S&P 500 Equal Weight ETF		21,130	5,903,933

Total Exchange-Traded Products (Cost $125,443,497)			150,237,980

SHORT-TERM INVESTMENT - 1.97%
§	Fidelity Investments Money Market Government Portfolio -
Class I, 0.01%		3,025,400	3,025,400

Total Short-Term Investment (Cost $3,025,400)			3,025,400

Investments, at Value (Cost $128,468,897) - 100.05%			$153,263,380

Liabilities in Excess of Other Assets - (0.05)%			(75,766)

Net Assets - 100.00%			$153,187,614

* Non-income producing investment
§	Represents 7 day effective SEC yield as of May 31, 2021.

Summary of Investments
by Sector
	% of Net Assets	Value
Exchange-Traded Products:
Asset Allocation	1.67%	$2,556,162
Commodity	4.49%	6,873,109
Communication Services	6.94%	10,623,140
Financials	18.00%	27,576,651
Health Care	9.51%	14,571,337
Industrials	14.17%	21,707,416
Information Technology	19.48%	29,844,728
International	12.85%	19,679,120
Materials	7.12%	10,902,384
Science & Technology	3.85%	5,903,933
Short-Term Investment	1.97%	3,025,400
Liabilities in Excess of Other Assets	-0.05%	(75,766)
Total Net Assets	100.00%	$153,187,614

See Notes to Financial Statements

Adaptive Growth Opportunities ETF

Statement of Assets and Liabilities

As of May 31, 2021

Assets:
Investments, at value (cost $128,468,897)	153,263,380
Cash	20,741
Collateral for redemption in kind (Note 1)	569,140
Receivables:
Dividends and interest	36
Prepaid expenses:
Registration and filing expenses	1,205
Fund accounting fees	3,139
Compliance fees	12

Total assets	153,857,653

Liabilities:
Payables:
Return of collateral for redemption in kind (Note 1)	569,140
Accrued expenses:
Advisory fees	69,797
Professional fees	19,049
Custody fees	3,962
Transfer agent fees	3,734
Trustee fees and meeting expenses	2,327
Shareholder fulfillment fees	1,330
Security pricing fees	360
Insurance expenses	157
Miscellaneous expenses	155
Administration fees	28

Total liabilities	670,039

Net Assets	$153,187,614

Net Assets Consist of:
Paid in capital	$114,079,082
Distributable earnings	39,108,532

Total Net Assets	$153,187,614

Shares Outstanding, no par value (unlimited authorized shares)(a)	5,943,738
Net Assets	$153,187,614
Net Asset Value, Offering Price, and Redemption Price Per Share	25.77

(a)	Adaptive Growth Opportunities ETF converted from a mutual fund to an ETF as of May 7, 2021. Class C
Shares and Class A Shares liquidated as of the date of conversion on May 7, 2021.

See Notes to Financial Statements

Adaptive Growth Opportunities ETF

Statement of Operations

For the fiscal year ended May 31, 2021

Investment Income:
Dividends	$529,696

Total Investment Income	529,696

Expenses:
Advisory fees (note 2)	1,029,677
Administration fees (note 2)	108,078
Registration and filing expenses	99,560
Transfer agent fees (note 2)	84,374
Fund accounting fees (note 2)	49,352
Professional fees	37,358
Shareholder fulfillment fees	32,628
Custody fees (note 2)	24,829
Distribution and service fees - Class C Shares (note 4)	18,437
Compliance fees (note 2)	9,190
Interest expense	6,595
Insurance expenses	4,573
Distribution and service fees - Class A Shares (note 4)	4,551
Trustee fees and meeting expenses (note 3)	3,986
Security pricing fees	3,795
Miscellaneous expenses (note 2)	1,801

Total Expenses	1,518,784

Fees waived by Advisor (note 2)	(202,102)

Net Expenses	1,316,682

Net Investment Loss	(786,986)

Realized and Unrealized Gain on Investments:

Net realized gains from:
Investment transactions	15,245,386
In-kind transactions	114,798
Total realized gains	15,360,184

Net change in unrealized appreciation on investments	21,033,147

Net Realized and Unrealized Gain on Investments	36,393,331

Net Increase in Net Assets Resulting from Operations	$35,606,345

See Notes to Financial Statements

Adaptive Growth Opportunities ETF

Statements of Changes in Net Assets

For the fiscal years ended May 31,			2021 (a)	2020

Operations:
Net investment income (loss)			$(786,986)	$34,959
Net realized gain from investment transactions			15,245,386	4,345,385
Net realized gain from in-kind transactions			114,798	-
Net change in unrealized appreciation on investments			21,033,147	4,445,475

Net Increase in Net Assets Resulting from Operations			35,606,345	8,825,819

Distributions to Shareholders:
Institutional Class Shares			(833,283)	(1,779,848)
Class C Shares			(15,788)	(32,066)
Class A Shares			(50,612)	(25,086)

Net Decrease in Net Assets Resulting from Distributions			(899,683)	(1,837,000)

Beneficial Interest Transactions:
Shares sold			100,952,608	27,636,231
Reinvested dividends and distributions			800,212	1,519,120
Shares repurchased			(45,363,948)	(28,445,149)

Net Increase from Beneficial Interest Transactions			56,388,872	710,202

Net Increase in Net Assets			91,095,534	7,699,021

Net Assets:
Beginning of Year			62,092,080	54,393,059
End of Year			$153,187,614	$62,092,080

Share Information:	May 31, 2021 (a)		May 31, 2020
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	4,130,246	$95,822,130	1,590,458	$26,603,783
Reinvested dividends and distributions	31,658	738,997	86,910	1,465,301
Shares repurchased	(1,585,945)	(36,659,917)	(1,718,069)	(28,009,831)
Net Increase (Decrease) in Shares of
Beneficial Interest	2,575,959	$59,901,210	(40,701)	$59,253

Class C Shares	Shares	Amount	Shares	Amount
Shares sold	55,734	$1,192,580	15,911	$251,125
Reinvested dividends and distributions	724	15,788	2,014	32,066
Shares repurchased	(130,427)	(3,097,907)	(12,433)	(193,295)
Net Increase (Decrease) in Shares of
Beneficial Interest	(73,969)	$(1,889,539)	5,492	$89,896

Class A Shares	Shares	Amount	Shares	Amount
Shares sold	325,982	$3,937,898	85,727	$781,323
Reinvested dividends and distributions	3,656	45,427	2,404	21,753
Shares repurchased	(433,206)	(5,606,124)	(27,495)	(242,023)
Net Increase (Decrease) in Shares of
Beneficial Interest	(103,568)	$(1,622,799)	60,636	$561,053

(a)	Adaptive Growth Opportunities ETF converted from a mutual fund to an ETF as of May 7, 2021. Class C Shares and Class A Shares liquidated as of the date of conversion on May 7, 2021.

See Notes to Financial Statements

Adaptive Growth Opportunities ETF

Financial Highlights

For a share outstanding during	May 31,
each of the fiscal years ended	2021	(f)	2020		2019	2018	2017

Net Asset Value, Beginning of Year	$17.78		$15.55		$17.45	$14.56	$11.81

Income (Loss) from Investment Operations:
Net investment income (loss) (d)	(0.17)		0.01		0.01	(0.08)	0.05
Net realized and unrealized gain (loss)
on investments	8.36		2.69		(0.93)	2.99	2.73

Total from Investment Operations	8.19		2.70		(0.92)	2.91	2.78

Less Distributions From:
Net investment income	(0.02)		-		(0.82)	(0.02)	(0.03)
Net realized gains	(0.18)		(0.47)		(0.16)	-	-

Total Distributions	(0.20)		(0.47)		(0.98)	(0.02)	(0.03)

Net Asset Value, End of Year	$25.77		$17.78		$15.55	$17.45	$14.56

Total Return (a)	46.18%		17.50%		(4.37)%	19.98%	23.53%

Net Assets, End of Year (in thousands)	$153,188		$59,869		$53,013	$37,778	$22,149

Ratios of:
Interest Expense to Average Net Assets	0.01%		0.01%		-	-	-
Gross Expenses to Average Net Assets (b)	1.45%	(e)	1.58%	(e)	1.57%	1.81%	2.56%
Net Expenses to Average Net Assets (b)	1.26%	(e)	1.26%	(e)	1.27%	1.35%	1.24%
Net Investment Income (Loss) to
Average Net Assets (b)(c)	(0.75)%		0.07%		0.08%	(0.52)%	0.39%

Portfolio turnover rate	94.33%	(g)	319.85%		268.30%	491.30%	439.72%

(a)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(b)	Does not include expenses of the investment companies in which the Fund invests.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(d)	Calculated using the average shares method.
(e) Includes interest expense.
(f)
Adaptive Growth Opportunities ETF converted from a mutual fund to an ETF as of May 7, 2021.  Class C Shares and Class A Shares liquidated as of the date of conversion on May 7, 2021. May 31, 2017-May 31, 2020 represent Adaptive Growth Opportunities Fund Instititutional Class Shares only.

(g)	Excludes securities received or delivered in-kind.

See Notes to Financial Statements

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

1.	Organization and Significant Accounting Policies

The Adaptive Growth Opportunities ETF (the “ETF”), formerly known as the Adaptive Growth Opportunities Fund, is an actively managed exchange-traded fund (“ETF”) and a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The ETF is a separate, diversified series of the Trust.

The Adaptive Growth Opportunities ETF seeks to achieve its investment objective of capital appreciation by investing in ETFs, that are registered under the 1940 Act and not affiliated with the ETF, that invest in equity securities of any market capitalization of issuers from a number of countries throughout the world, including emerging market countries. In addition to its indirect investments, the ETF may also invest in individual large cap equities, fixed income securities, and cash and cash equivalents directly.  The strategy primarily utilizes ETFs and equities but may also use fixed income securities to diversify the ETF’s asset classes. Cavalier Investments, LLC (d/b/a Adaptive Investments) (the “Advisor”) uses a top-down approach to identify sectors that the manager believes will produce strong performance relative to the overall market and makes investments to capitalize on these market predictions. Top-down investing is an investment analysis approach that involves looking first at the macro picture of the economy, and then looking at the smaller factors in finer detail. After looking at the big-picture conditions around the world, the Advisor then examines the general market conditions followed by particular industry sectors to select those sectors that it predicts will outperform the market. When the Advisor deems it appropriate to position the portfolio defensively, this strategy considers cash to be an asset class and will allocate a significant percentage to direct investments in cash and cash equivalents. The fixed income securities in which the ETF will invest will be investment grade and may be of any duration or maturity.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol AGOX, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.

Reorganization
At meetings held on September 24, 2020 and October 8, 2020 and through a written consent in lieu of a meeting dated October 23, 2020, the Board of Trustees of the Starboard Investment Trust (the “Board”) approved the reorganization of the Adaptive Growth Opportunities Fund (the “Mutual Fund”) into an exchange-traded fund (the “Reorganization”). The Reorganization occurred pursuant to an Agreement and Plan of Reorganization, whereby the Mutual Fund transferred all of its assets and liabilities to the ETF in a tax-free reorganization.  The investment objective, principal investment strategies, and portfolio management remain the same after the Reorganization.  A Combined Information Statement and Prospectus containing information on the ETF, reasons for the proposed Reorganization and benefits to the Mutual Fund’s shareholders was mailed prior to the consummation of the Reorganization to shareholders of the Mutual Fund. The Mutual Fund reorganized into the ETF as of May 7, 2021.

Transaction Fees
The consideration for the purchase of Creation Units of the ETF generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The ETF may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Clear Street LLC, the ETF’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

(Continued)

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

Collateral
When the ETF is awaiting settlements on in-kind transactions, it will receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the ETF risks a delay in the recovery of the collateral, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, there is a possibility that the in-kind transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the ETF. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the ETF will have to cover the loss when repaying the collateral.

The following is a summary of significant accounting policies consistently followed by the ETF.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The ETF’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price provided by a third-party pricing service at the time the valuation is made (generally 4:00 p.m. Eastern Time).  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each ETF’s net asset value calculation) or which cannot be accurately valued using each ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”).  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.  Options are valued at the mean of the last quoted bid and ask prices provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded.  Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

Underlying Funds
Open-End Funds - Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the boards of directors of the open-end funds. Open-end funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
The ETF has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: Significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2021 for the ETF’s investments measured at fair value:

Assets (a)	Total	Level 1	Level 2	Level 3
Exchange-Traded Products*	$150,237,980	$150,237,980	$-	$-
Short-Term Investment	3,025,400	3,025,400	-	-
Total Assets	$153,263,380	$153,263,380	$-	$-
*Refer to the Schedule of Investments for a breakdown by Industry.
(a) The ETF held no Level 3 securities during the fiscal year ended May 31, 2021.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as an ETF is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The ETF may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise continue to comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Advisor
The ETF pays a monthly fee to the Advisor calculated at the annual rate of 1.00% of the ETF’s average daily net assets.  For the fiscal year ended May 31, 2021, $1,029,677 in advisory fees were incurred, $202,102 of which were waived by the Advisor.

(Continued)

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the ETF, under which it has agreed to waive or reduce its fees and to assume other expenses of the ETF, if necessary, in amounts that limit the ETF’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor)) to not more than 1.25% of the average daily net assets of the ETF.

The Advisor has engaged a sub-advisor to provide day to day portfolio management for the ETF.  The sub-advisor is paid directly by the Advisor at an annual rate of 0.30% of the average daily net assets of the ETF.  Bluestone Capital Management, LLC served as Sub-Advisor (the “Sub-Advisor”) to the ETF for the fiscal year ended May 31, 2021 and received fees totaling $309,652.

Administrator
The ETF pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month. The Administrator also receives a fee as to procure and pay the ETF’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous reporting expense for peer group, comparative analysis, and compliance support totaling $150 per month.

The ETF incurred $108,078 in administration fees, $24,829 in custody fees, and $49,352 in fund accounting fees for the fiscal year ended May 31, 2021.

Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF.  For its services, the Transfer Agent is entitled to receive compensation from the ETF pursuant to the Transfer Agent’s fee arrangements with the ETF.

Broadridge Corporate Issuer Solutions serves as the Sub-Transfer Agent for the ETF.  For its services, the Sub-Transfer Agent is entitled to receive compensation from the ETF pursuant to the Sub-Transfer Agent’s fee arrangements with the ETF.

For the period from June 1, 2020 through May 6, 2021, the Transfer Agent Fees disclosed on the Statement of Operations for the ETF includes fees paid by the fund prior to the Reorganization to a sub-transfer agent for certain services.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the ETF pursuant to the Distributor’s fee arrangements with the ETF.

3.	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the ETF.  The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  The Trust reimbursed each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the year as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees. Certain officers of the Trust may also be officers of the Administrator.

(Continued)

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

4.	Distribution and Service Fees

The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class C Shares and Class A Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each ETF may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Class C Shares and 0.25% per annum of the average daily net assets of the Class A Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class C Shares or Class A Shares or servicing of Class C or Class A shareholder accounts.

For the period from June 1, 2020 through May 6, 2021, the ETF incurred $18,437 and $4,551 for Class C and Class A Shares, respectively, all prior to the ETF conversion and Class C and Class A Share Class liquidations.

5.	Purchases and Sales of Investment Securities

For the fiscal year ended May 31, 2021, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Purchases of Securities	Proceeds from Sales of Securities
$137,697,080	$91,304,559

In-Kind Purchases	In-Kind Sales
$3,887,438	$507,959

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year ended May 31, 2021.

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns during the open years ended May 31, 2018 through May 31, 2021 and determined that the ETF does not have a liability for uncertain tax positions.  The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year, the ETF did not incur any interest or penalties.

(Continued)

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

Distributions during the year or period ended were characterized for tax purposes as follows:

	May 31, 2021	May 31, 2020
Ordinary Income	$ 899,683	$ 1,837,000
Long-Term Capital Gain	-	-
Total Distribution	$ 899,683	$ 1,837,000

Reclassifications relate primarily to differing book/tax treatment of in-kind transactions and have no impact on the net assets of the Funds.  For the year ended May 31, 2021, the following reclassifications were necessary:

	Paid-In Capital	Distributable Earnings
Adaptive Growth Opportunities ETF	$114,798	$(114,798)

At May 31, 2021, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$128,488,470

Unrealized Appreciation	24,860,051
Unrealized Depreciation	(85,141)
Net Unrealized Appreciation	$24,774,910

Capital Gain Spillback – Short-Term	7,321,056
Capital Gain Spillback – Long-Term	7,012,566
Distributable Earnings	$39,108,532

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

7.   Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications.  The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects the risk of loss to be remote.

8.    Principal Risks

ETF Investing Risk.  The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in its portfolio.

(Continued)

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

Fund Investing Risk.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses.  The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund’s performance per share will change daily in response to such factors.

Quantitative Model Risk. Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

COVID-19 Risk.  An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Adaptive Growth Opportunities ETF
Notes to Financial Statements
As of May 31, 2021

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
o
Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

o
Trading Issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

o
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

o
Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

◾
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

◾
To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

◾
The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

◾
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

◾
In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

9.   Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust

and the Shareholders of Adaptive Growth Opportunities ETF

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Adaptive Growth Opportunities ETF (formerly, Cavalier Growth Opportunities Fund), a series of shares of beneficial interest in Starboard Investment Trust (the “Fund”), including the schedule of investments, as of May 31, 2021, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two‐year period then ended and the financial highlights for each of the years in the five‐year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two‐year period then ended and its financial highlights for each of the years in the five‐year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2021 by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Starboard Investment Trust since 2012.

Philadelphia, Pennsylvania
July 28, 2021

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

1.	Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the ETF’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of the ETF’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the ETF’s fiscal year ended May 31, 2021.

During the fiscal year, the ETF paid $899,683 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other mutual funds and/or exchange-traded products.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2020 through May 31, 2021.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

	Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,160.80	$6.73
	$1,000.00	$1,018.70	$6.29
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.25%, for the period, multiplied by 181/365 (to reflect the six month period).

5.   Approval of Investment Advisory Agreement and Sub-Advisory Agreements

Investment Advisory Agreement with the Advisor

In connection with the special Board meeting held on September 24, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Adaptive Growth Opportunities ETF (the “Investment Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

In deciding on whether to approve the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services; assuring compliance with the ETF’s investment objectives, policies and limitations; and its coordination of services for the Fund among the Fund’s service providers.  The Trustees evaluated: the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; compliance program; and financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business and compliance program), the Board concluded that the nature, extent, and quality of the services to be provided by the Advisor were satisfactory and adequate for the ETF.

(ii) Performance.  The Trustees compared the performance of the ETF with the performance of applicable peer group data (e.g., Morningstar/Lipper peer group averages).  The Trustees noted that the ETF outperformed the category and peer group averages for mutual funds and ETFs for all periods shown. The Trustees also considered the consistency of the Advisor’s management of the ETF with its investment objective, policies and limitations. After reviewing the investment performance of the ETF, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board concluded that the investment performance of the ETF and the Advisor was satisfactory.

(iii) Fees and Expenses.  The Trustees compared the advisory fee and expense ratio of the ETF to other comparable funds.  The Board noted that the net expense ratio was below the category but above the peer average and that the management fee was above the average of both the peer group and category.  The Board considered the Advisor’s explanation that the majority of ETFs are large institutional fund providers and that there were fewer small ETF providers to make a meaningful comparison.  The Board noted the uniqueness of the strategies of the ETF and that the management fee would not be changing in connection with the reorganization in evaluating the reasonableness of the proposed management fee for the ETF.  Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor was fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

(iv) Profitability.  The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF.  The Trustees noted that the Advisor anticipated a modest profit during the first and second 12 months of managing the ETF.  The Board considered the quality of the Advisor’s service to the ETF, and after further discussion, concluded that the Advisor’s level of profitability was not excessive.

(v) Economies of Scale.  The Trustees noted that the ETF would not immediately realize economies of scale upon reorganization of the Adaptive Growth Opportunities Fund into the ETF. The Trustees reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale in the future as the ETF grows.  The Trustees determined that the maximum management fee would remain the same regardless of the ETF’s asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grows.

Conclusion.  Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

Investment Sub-Advisory Agreement with the Sub-Advisor

In connection with the special Board meeting held on September 24, 2020, the Board, including a majority of the Independent Trustees, discussed the approval of the proposed sub-advisory agreement, between the Advisor and Bluestone Capital Management, LLC (together, the “Sub-Advisory Agreement”), with respect the Adaptive Growth Opportunities ETF (referred to in this section as the “ETF”).

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Sub-Advisory Agreement.  In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Bluestone.

In deciding on whether to approve the Sub-Advisory Agreement, the Trustees considered numerous factors, including:

(i)  Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of Bluestone under the proposed Sub-Advisory Agreement.  The Trustees reviewed the services to be provided by Bluestone to the ETF including, without limitation, the quality of its investment advisory services; assuring compliance with the ETF’s investment objectives, policies and limitations; and its coordination of services for the ETF among the ETF’s service providers.  The Board noted that the services to be provided to the ETF by Bluestone were not expected to change as a result of the reorganization.  The Trustees evaluated: Bluestone’s staffing, personnel, and methods of operating; the education and experience of Bluestone personnel; compliance program; and financial condition.

After reviewing the foregoing information and other information provided by Bluestone (e.g., descriptions of Bluestone’s services in its registration documents), the Board concluded that the nature, extent, and quality of the services to be provided were satisfactory and adequate for the ETF.

(Continued)

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

(ii)  Performance.  The Trustees compared the performance of the ETF with the performance of applicable peer group data (e.g., Morningstar/Lipper peer group averages).  The Trustees noted that the ETF outperformed the category and peer group averages for mutual funds and ETFs for all periods shown.  The Trustees considered the consistency of Bluestone’s management of the ETF with its investment objective, policies and limitations. After reviewing the investment performance of the ETF, Bluestone’s experience managing the ETF, Bluestone’s historical investment performance, and other factors, the Board concluded that the investment performance of the ETF and Bluestone was satisfactory.

(iii)  Fees and Expenses.  In considering the costs of the services to be provided by Bluestone and its affiliates from the relationship with the ETF, including any benefits derived by Bluestone from the relationship with the ETF, the Trustees noted the sub-advisory fee for the ETF and that it would not be changing in connection with the reorganization.  The Trustees also considered that the sub-advisory fee charged to the ETF was less than that charged to other accounts managed by Bluestone with comparable strategies.  The Trustees reviewed Bluestone’s staffing, personnel, and methods of operating; the education and experience of Bluestone personnel; compliance policies and procedures; financial condition; and the overall expenses of the ETF.

Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to Bluestone was fair and reasonable in relation to the nature and quality of the services provided and that it reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)  Profitability. The Board reviewed Bluestone’s profitability analysis in connection with its management of the ETF.  The Trustees noted that Bluestone anticipated a modest profit during the first and second 12-month periods managing the ETF.  After discussion, the Trustees concluded that Bluestone’s level of profitability was not excessive.

(v) Economies of Scale. In this regard, the Trustees noted that the size of the ETF was projected to be relatively small upon launch, and that it would therefore not immediately realize economies of scale. The Trustees then reviewed the ETF’s fee arrangements for breakpoints or other provisions that would allow the ETF’s shareholders to benefit from economies of scale in the future as the ETF grows. The Trustees noted that the Fund would be a relatively small size for some time and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the sub-advisory fee could be reconsidered in the future as the ETF grows.

Conclusion. Having reviewed and discussed in depth such information from Bluestone as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the proposed Sub-Advisory Agreement was in the best interest of the shareholders of the Funds.

6.     Liquidity Risk Management Program

In October 2016, the Securities and Exchange Commission (“SEC”) adopted Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940. The Liquidity Rule requires a mutual fund to adopt a liquidity risk management program (“Program”). In June 2018, the SEC adopted a requirement that a mutual fund disclose information about the operation and effectiveness of its Program in its reports to shareholders.

The ETF has adopted and implemented a Program pursuant to the Liquidity Rule, effective December 1, 2019. The Program is intended to provide a framework for: (1) assessing and managing the ETF’s liquidity risk (i.e., the risk that the ETF could not meet requests to redeem shares without significantly diluting remaining investors’ interests) based on a variety of factors, including the ETF’s investment strategy and liquidity of its portfolio investments, (2) classifying the liquidity of the Funds’ investments, (3) determining the ETF’s highly liquid investment minimum (“HLIM”), if applicable, (4) complying with the ETF’s illiquid investment limit, and (5) reporting to the ETF’s Board of Trustees. The Board of Trustees designated the individuals serving as the Advisor’s liquidity program administrator to serve as the Trust’s  program administrator  (the “Trust Program Administrator”) to administer the Program. The Trust Program Administrator established a governance committee to assist the Trust Program Administrator in administering the Program.

(Continued)

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

Under the Program, the ETF’s portfolio investments is classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Funds’ reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.

The Liquidity Rule prohibits mutual funds and ETFs from acquiring investments that would cause their illiquid investments to exceed 15% of net assets. The Liquidity Rule also requires funds that do not primarily hold assets that are highly liquid investments to determine a minimum percentage of net assets to be invested in highly liquid investments (the HLIM). The Program includes provisions designed to comply with the 15% limit on illiquid investments and for determining and complying with the HLIM requirement, as applicable.

In accordance with the Liquidity Rule, the Program Administrator prepared, and the ETF’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2019 through November 30, 2020. During the period, there were no liquidity events that materially impacted the ETF’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the ETF’s liquidity risk, and that during the period the Program was implemented effectively.

7.   Information about Trustees and Officers

The business and affairs of the ETF and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and ETF is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the ETF includes additional information about the Trustees and officers and is available, without charge, upon request by calling the ETF toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804. The Independent Trustees received aggregate compensation of $3,986 during the fiscal year ended May 31, 2021 for their services to the ETF and Trust.

(Continued)

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. (06/1953)	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	Retired Executive/Private Investor	18
Independent Trustee of the Brown Capital Management Mutual Funds for all its series from 2011 to present, Hillman Capital Management Investment Trust for all its series from 2009 to present, Centaur Mutual Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2016 to present, Leeward Investment Trust for all its series from 2018 to present, and WST Investment Trust for all its series from 2013 to present. (all registered investment companies) Member of Board of Directors of Communities in Schools of N.C. from 2001 to present. Member of Board of Directors of Investors Title Company from 2010 to present. Member of Board of Directors of AAA Carolinas from 2011 to present. Previously, member of Board of Directors of M&F Bancorp Mechanics & Farmers Bank from 2009 to 2019. Previously, member of Board of Visitors of North Carolina Central University School of Business from 1990 to 2016. Previously, Board of Directors of NC Mutual Life Insurance Company from 2004 to 2016. Previously, President and CEO of North Carolina Mutual Life Insurance Company from 2003 to 2015.

Theo H. Pitt, Jr. (04/1936)	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999.	18
Independent Trustee of World Funds Trust for all its series from 2013 to present, Chesapeake Investment Trust for all its series from 2002 to present, Leeward Investment Trust for all its series from 2011 to present, and Hillman Capital Management Investment Trust for all its series from 2000 to present (all registered investment companies). Senior Partner of Community Financial Institutions Consulting from 1997 to present. Previously, Partner at Pikar Properties from 2001 to 2017.

Michael G. Mosley (01/1953)	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	18	None.
J. Buckley Strandberg (03/1960)	Independent Trustee	Since 7/09	President of Standard Insurance and Realty since 1982.	18	None.

(Continued)

Adaptive Growth Opportunities ETF
Additional Information (Unaudited)
As of May 31, 2021

Name and Date of Birth	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years
Officers
Katherine M. Honey (09/1973)	President and Principal Executive Officer	Since 05/15	President of The Nottingham Company since 2018. EVP of The Nottingham Company from 2008 to 2018.
Ashley H. Lanham (03/1984)	Treasurer, Assistant Secretary, Principal Accounting Officer and Principal Financial Officer	Since 05/15	Director of Fund Administration, The Nottingham Company since 2008 .
Tracie A. Coop (12/1976)	Secretary	Since 12/19
General Counsel, The Nottingham Company since 2019. Formerly, Vice President and Managing Counsel, State Street Bank and Trust Company from 2015 to 2019. Formerly, General Counsel for Santander Asset Management USA, LLC from 2013 to 2015.

Matthew Baskir (07/1979)	Chief Compliance Officer	Since 04/20
Compliance Director, The Nottingham Company, Inc., since 2020. Formerly, Consultant at National Regulatory Services from 2019 to 2020. Formerly, Counsel at Financial Industry Regulatory Authority (FINRA), Member Supervision from 2016-2019. Formerly Counsel at FINRA, Market Regulation Enforcement from 2014 – 2016.

Adaptive Growth Opportunities ETF
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Adaptive Investments, LLC
116 South Franklin Street	12600 Deerfield Parkway
Post Office Box 69 Rocky Mount, North Carolina 27802-0069	Suite #100 Alpharetta, GA 30004

Telephone:	Telephone:

800-773-3863	770-777-8277

World Wide Web @: ncfunds.com	World Wide Web @: adaptivefunds.com

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).
Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that there is at least one member who qualifies as an audit committee financial expert, as that term is defined under Item 3(b) of Form N-CSR, serving on its audit committee.
As of the date of this report, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr.  Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.
Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)
Audit Fees – Audit fees billed for the Adaptive Fundamental Growth Fund, Adaptive Growth Opportunities ETF, Adaptive Hedged Multi-Asset Income Fund, Adaptive Hedged High Income Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund (the “Funds”),  each a series of the Trust, for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s independent accountant, BBD, LLP (“Accountant”), for the audit of the Funds’ financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for those fiscal years.

Funds	May 31, 2020	May 31, 2021
Adaptive Fundamental Growth Fund	$12,250	$12,250
Adaptive Growth Opportunities ETF	$12,250	$12,250
Adaptive Hedged Multi-Asset Income Fund	$12,250	$12,250
Adaptive Hedged High Income Fund	$12,250	$12,250
Adaptive Tactical Outlook Fund	$12,250	$12,250
Adaptive Tactical Rotation Fund	$12,250	$12,250

(b)
Audit-Related Fees – Audit-related fees billed in the fiscal years ended May 31, 2020 and May 31, 2021 are reflected in the table below.  These amounts represent the aggregate fees billed by the Accountant in connection with the examination of securities and investments held on behalf of the Fund, by a member of a national securities exchange as required under Rule 17f-1 of the Investment Company Act of 1940.

Funds	May 31, 2020	May 31, 2021
Adaptive Fundamental Growth Fund	$0	$0
Adaptive Growth Opportunities ETF	$0	$500
Adaptive Hedged Multi-Asset Income Fund	$0	$0
Adaptive Hedged High Income Fund	$0	$0
Adaptive Tactical Outlook Fund	$0	$0
Adaptive Tactical Rotation Fund	$0	$0

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Funds’ federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Funds	May 31, 2020	May 31, 2021
Adaptive Fundamental Growth Fund	$2,000	$2,500
Adaptive Growth Opportunities ETF	$2,000	$2,000
Adaptive Hedged Multi-Asset Income Fund	$2,000	$2,500
Adaptive Hedged High Income Fund	$2,000	$2,500
Adaptive Tactical Outlook Fund	$2,000	$2,500
Adaptive Tactical Rotation Fund	$2,000	$2,500

(d)
All Other Fees – There were no other fees billed in each of the fiscal years ended May 31, 2020 and May 31, 2021 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the Funds for services rendered for the fiscal years ended May 31, 2020 and May 31, 2021 were $2,000 and $2,500 ($2,000 for Adaptive Growth Opportunities ETF), respectively. There were no fees billed by the Accountant for non-audit services rendered to the Funds’ investment adviser, or any other entity controlling, controlled by, or under common control with the Funds’ investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately designated standing  audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant's audit committee members are James H. Speed, Jr., J. Buckley Strandberg, Michael G. Mosely and Theo H. Pitt, Jr.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	January 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer

Date:	January 5, 2022

By:	/s/ Ashley H. Lanham
Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	January 5, 2022